UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

            (Address of principal executive offices)            (Zip code)

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian St, Ste 300.

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

# SEMI-ANNUAL REPORT

March 31, 2011 *(Unaudited)*

TIMOTHY PLAN FAMILY OF FUNDS

| Fund | Share Class | Ticker Symbol |
|---|---|---|
| Aggressive Growth | Class A | TAAGX |
| | Class C | TCAGX |
| International | Class A | TPIAX |
| | Class C | TPICX |
| Large/Mid Cap Growth | Class A | TLGAX |
| | Class C | TLGCX |
| Small Cap Value | Class A | TPLNX |
| | Class C | TSVCX |
| Large/Mid Cap Value | Class A | TLVAX |
| | Class C | TLVCX |
| Fixed Income | Class A | TFIAX |
| | Class C | TFICX |
| High Yield Bond | Class A | TPHAX |
| | Class C | TPHCX |
| Money Market | No-Load | TMAXX |
| Defensive Strategies | Class A | TPDAX |
| | Class C | TPDCX |
| Strategic Growth | Class A | TSGAX |
| | Class C | TSGCX |
| Conservative Growth | Class A | TCGAX |
| | Class C | TCVCX |

Letter from the President

March 31, 2011

Arthur D. Ally

Dear Shareholder,

I am pleased to report that, since our September 30, 2010 Annual Report, the market has continued to produce positive returns in spite of the fact that we are in a period of economic uncertainty.

Our sub-advisors remain fairly positive on the market but they do look for a somewhat more moderate performance for the remainder of this year and into 2012. I would like to remind you, however, as respected and knowledgeable as we believe our sub-advisors to be, it is simply their opinion and cannot be considered to be a guarantee of future results.

As I mentioned in my last letter, our relatively new Defensive Strategies Fund, which invests primarily in Treasury Inflation-Protected Securities (TIPS), Real Estate Investment Trusts (REITs) and Commodities (precious metals, agriculture, energy, etc.), has been constructed to serve as a partial hedge against high inflation – which we believe to be a potential serious future risk due to the high level of spending which has contributed to (in our opinion) an unsustainable national debt level that has resulted from the economic policies of our current Federal Government.

Please do not consider that statement to be touting any particular fund in our fund family. Asset allocation has always tended to be and should continue to be considered by investors as a prudent approach to investing.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Fund Performance [1]

Fund Profile - (Unaudited)

March 31, 2011

Aggressive Growth Fund

Top Ten Holdings
(% of Net Assets)
Bruker Corp.	2.27%
United Rentals, Inc.	2.00%
Informatica Corp.	1.81%
Gartner, Inc.	1.80%
Kforce, Inc.	1.63%
Patterson UTI Energy, Inc.	1.52%
Gaylord Entertainment Co.	1.50%
Airgas, Inc.	1.47%
Texas Roadhouse, Inc.	1.34%
VeriFone Systems, Inc.	1.31%

16.65%

Industries
(% of Net Assets)
Information Technology	23.93%
Health Care	15.18%
Industrials	14.87%
Consumer Discretionary	11.76%
Financials	7.52%
Energy	5.27%
Materials	3.64%
Telecommunications	2.67%
Short-Term Investments	0.92%
Other Assets Less Liabilities	14.24%

100.00%

International Fund

Top Ten Holdings
(% of Net Assets)
Keppel Corp., Ltd. (ADR)	4.52%
Henkel AG & Co. KGaA (ADR)	4.03%
Fresenius Medical Care AG & Co. KGaA (ADR)	3.42%
Singapore Telecommunications, Ltd. (ADR)	3.33%
DBS Group Holdings, Ltd. (ADR)	3.20%
Mitsubishi Corp. (ADR)	3.18%
Smith & Nephew PLC (ADR)	3.18%
Focus Media Holding, Ltd. (ADR)	3.07%
Honda Motor Co., Ltd. (ADR)	2.93%
Total S.A. (ADR)	2.80%

33.66%

Industries
(% of Net Assets)
Industrials	15.76%
Financials	13.76%
Consumer Discretionary	13.52%
Energy	12.91%
Materials	11.30%
Consumer Staples	8.61%
Telecommunications	6.65%
Health Care	6.59%
Information Technology	4.44%
Utilities	2.75%
Short-Term Investments	1.20%
Other Assets Less Liabilities	2.51%

100.00%

Large/Mid Cap Growth Fund

Top Ten Holdings
(% of Net Assets)
Fidelity Int’l MMkt Portfolio	10.72%
Exxon Mobil Corp.	4.77%
AmerisourceBergen Corp.	3.72%
Paychex, Inc.	3.26%
Occidental Petroleum Corp.	3.20%
Emerson Electric Co.	3.09%
T. Rowe Price Group, Inc.	2.96%
Whiting Petroleum Corp.	2.66%
Johnson Controls, Inc.	2.36%
Aptargroup, Inc.	2.18%

38.92%

Industries
(% of Net Assets)
Information Technology	16.58%
Energy	16.27%
Health Care	16.12%
Financials	14.90%
Consumer Discretionary	11.31%
Short-Term Investments	10.72%
Industrials	10.22%
Materials	5.83%
Telecommunications	2.43%
Liabilities in Excess of Other Assets	(4.38)%

100.00%

Timothy Plan Top Ten Holdings / Industries [2]

Fund Profile - (Unaudited)

March 31, 2011

Small Cap Value Fund

Top Ten Holdings
(% of Net Assets)
Veeco Instruments, Inc.	2.33%
Wolverine World Wide, Inc.	2.28%
Benchmark Electronics, Inc.	2.25%
Wintrust Financial Corp.	2.24%
SYNNEX Corp.	2.24%
Cleco Corp.	2.23%
Matrix Service, Co.	2.19%
NorthWestern Corp.	2.19%
Calamos Asset Management, Inc. - Class A	2.19%
Landstar System, Inc.	2.19%

22.33%

Industries
(% of Net Assets)
Financials	32.36%
Industrials	22.28%
Energy	13.53%
Information Technology	12.63%
Consumer Discretionary	6.49%
Utilities	5.54%
Health Care	3.23%
Materials	2.15%
Consumer Staples	1.11%
Short-Term Investments	0.66%
Other Assets Less Liabilities	0.02%

100.00%

Large/Mid Cap Value Fund

Top Ten Holdings
(% of Net Assets)
Exxon Mobil Corp.	4.03%
BorgWarner, Inc.	3.42%
Deere & Co.	3.01%
Union Pacific Corp.	2.92%
Occidental Petroleum Corp.	2.77%
Covidien PLC	2.69%
Invesco, Ltd.	2.63%
Flowserve Corp.	2.62%
Emerson Electric Co.	2.61%
Anadarko Petroleum Corp.	2.56%

29.26%

Industries
(% of Net Assets)
Financials	27.15%
Energy	21.46%
Industrials	13.16%
Consumer Discretionary	8.08%
Consumer Staples	8.06%
Health Care	7.79%
Utilities	5.59%
Information Technology	4.41%
Short-Term Investments	2.20%
Materials	2.05%
Other Assets Less Liabilities	0.05%

100.00%

Fixed Income Fund

Top Ten Holdings
(% of Net Assets)
GNMA Pool 701961, 4.50%, 06/15/39	6.54%
GNMA Pool 4947, 5.00%, 02/20/41	5.14%
TIPS, 2.00%, 01/15/14	4.54%
Federal Farm Credit Bank, 5.125%, 08/25/16	4.41%
GNMA Pool 4520, 5.00%, 08/20/39	4.27%
U.S. Treasury Note, 3.50%, 05/15/20	3.93%
Federal Home Loan Bank, 5.00%, 11/17/17	3.48%
U.S. Treasury Note, 3.875%, 05/15/18	3.30%
U.S. Treasury Bond, 3.125%, 05/15/19	3.10%
GNMA Pool 717072, 5.00%, 05/15/39	3.02%

41.73%

Industries
(% of Net Assets)
Mortgage-Backed Securities	34.60%
Government	30.08%
TIPS	7.42%
Financials	6.85%
Energy	6.34%
Utilities	5.06%
Consumer Discretionary	3.65%
Industrials	2.97%
Information Technology	0.84%
Telecommunications	0.80%
Short-Term Investments	0.58%
Other Assets Less Liabilities	0.81%

100.00%

Timothy Plan Top Ten Holdings / Industries [3]

Fund Profile - (Unaudited)

March 31, 2011

High Yield Bond Fund

Top Ten Holdings
(% of Net Assets)
Fidelity Int’l MMkt Portfolio	9.08%
Texas Industries, Inc., 9.25%, 08/15/20	3.09%
Goodyear Tire & Rubber Co., 10.50%, 05/15/16	2.14%
Nova Chemicals Corp., 8.625%, 11/01/19	2.13%
United Rentals No. America, Inc., 9.25%, 12/15/19	2.12%
Navistar International Corp., 8.25%, 11/01/21	2.11%
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19	2.11%
Crosstex Energy LP, 8.875%, 02/15/18	2.08%
Energy Transfer Equity LP, 7.50%, 10/15/20	2.07%
Navios Maritime Holdings, Inc., 8.875%, 11/01/17	2.07%

29.00%

Industries
(% of Net Assets)
Energy	34.77%
Industrials	21.19%
Consumer Discretionary	10.15%
Short-Term Investments	9.08%
Utilities	6.58%
Financials	6.12%
Health Care	4.94%
Materials	3.97%
Telecommunications	1.17%
Other Assets Less Liabilities	2.03%

100.00%

Defensive Strategies Fund

Top Ten Holdings
(% of Net Assets)
PowerShares DB Agriculture Fund	8.70%
PowerShares DB Commodity Index Tracking Fund	7.69%
SPDR Gold Shares	6.92%
PowerShares DB Energy Fund	5.26%
Fidelity Int’l MMkt Portfolio	5.00%
TIPS, 2.375%, 01/15/17	4.82%
TIPS, 2.375%, 01/15/25	3.80%
TIPS, 2.125%, 01/15/19	3.62%
TIPS, 2.00%, 07/15/14	3.40%
TIPS, 2.00%, 01/15/16	3.24%

52.45%

Industries
(% of Net Assets)
TIPS	37.37%
ETFs	32.20%
REITs	21.72%
Short-Term Investments	5.00%
Government	3.16%
Other Assets Less Liabilities	0.55%

100.00%

Money Market Fund

Top Ten Holdings
(% of Net Assets)
U.S. Treasury Bill, 0.01%, 04/07/11	13.87%
U.S. Treasury Bill, 0.03%, 04/28/11	13.87%
U.S. Treasury Bill, 0.04%, 04/14/11	13.87%
U.S. Treasury Bill, 0.05%, 05/19/12	13.87%
U.S. Treasury Bill, 0.04%, 05/05/11	13.87%
Fidelity Int’l MMkt Portfolio	12.39%
U.S. Treasury Bill, 0.05%, 05/12/11	9.25%
U.S. Treasury Bill, 0.06%, 04/21/11	4.62%
CNH Equipment Trust, 0.42677%, 12/09/11	3.02%

98.63%

Industries
(% of Net Assets)
U.S. Treasuries	86.26%
Money Market Instruments	12.39%
Other Assets Less Liabilities	1.35%

100.00%

Timothy Plan Top Ten Holdings / Industries [4]

Fund Profile - (Unaudited)

March 31, 2011

Strategic Growth Fund

Asset Allocation
(% of Net Assets)
International	24.81%
Large/Mid Cap Growth	19.98%
Large/Mid Cap Value	19.96%
Defensive Strategies	9.77%
High Yield Bond	9.72%
Aggressive Growth	7.60%
Small Cap Value	7.48%
Short-Term Investments	0.37%
Other Assets Less Liabilities	0.31%

100.00%

Conservative Growth Fund

Asset Allocation
(% of Net Assets)
Fixed Income	28.99%
Large/Mid Cap Value	15.21%
Defensive Strategies	14.73%
Large/Mid Cap Growth	12.25%
International	10.18%
High Yield Bond	9.78%
Small Cap Value	5.10%
Aggressive Growth	3.13%
Short-Term Investments	0.55%
Other Assets Less Liabilities	0.08%

100.00%

Timothy Plan Top Ten Holdings / Industries [5]

Expense Examples – (Unaudited)

March 31, 2011

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2010, through March 31, 2011.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,276.75	$9.91
Hypothetical - Class A **	$1,000.00	$1,016.22	$8.78
Actual - Class B *	$1,000.00	$1,272.18	$14.14
Hypothetical - Class B **	$1,000.00	$1,012.48	$12.52
Actual - Class C *	$1,000.00	$1,271.08	$14.13
Hypothetical - Class C **	$1,000.00	$1,012.48	$12.52

*

Expenses are equal to the Fund’s annualized expense ratio of 1.75% for Class A, 2.50% for Class B, and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 27.68% for Class A, 27.22% for Class B, and 27.11% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

INTERNATIONAL FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,118.80	$8.79
Hypothetical - Class A **	$1,000.00	$1,016.63	$8.37
Actual - Class C *	$1,000.00	$1,114.70	$12.73
Hypothetical - Class C **	$1,000.00	$1,012.89	$12.12

*

Expenses are equal to the Fund’s annualized expense ratio of 1.66% for Class A and 2.41% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.88% for Class A and 11.47% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

Timothy Plan Expense Examples [6]

Expense Examples – (Unaudited)

March 31, 2011

LARGE/MID CAP GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,225.38	$8.82
Hypothetical - Class A **	$1,000.00	$1,017.00	$8.00
Actual - Class B *	$1,000.00	$1,220.22	$12.95
Hypothetical - Class B **	$1,000.00	$1,013.26	$11.75
Actual - Class C *	$1,000.00	$1,221.62	$12.96
Hypothetical - Class C **	$1,000.00	$1,013.26	$11.75

*

Expenses are equal to the Fund’s annualized expense ratio of 1.59% for Class A, 2.34% for Class B, and 2.34% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 22.54% for Class A, 22.02% for Class B, and 22.16% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,269.50	$8.71
Hypothetical - Class A **	$1,000.00	$1,017.26	$7.74
Actual - Class B *	$1,000.00	$1,265.91	$12.93
Hypothetical - Class B **	$1,000.00	$1,013.52	$11.49
Actual - Class C *	$1,000.00	$1,263.75	$12.92
Hypothetical - Class C **	$1,000.00	$1,013.52	$11.49

*

Expenses are equal to the Fund’s annualized expense ratio of 1.54% for Class A, 2.29% for Class B, and 2.29% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 26.95% for Class A, 26.59% for Class B, and 26.38% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

LARGE/MID CAP VALUE FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,205.30	$8.37
Hypothetical - Class A **	$1,000.00	$1,017.34	$7.65
Actual - Class B *	$1,000.00	$1,204.82	$12.49
Hypothetical - Class B **	$1,000.00	$1,013.60	$11.41
Actual - Class C *	$1,000.00	$1,201.11	$12.47
Hypothetical - Class C **	$1,000.00	$1,013.60	$11.41

*

Expenses are equal to the Fund’s annualized expense ratio of 1.52% for Class A, 2.27% for Class B, and 2.27% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 20.53 % for Class A, 20.48% for Class B, and 20.11% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

Timothy Plan Expense Examples [7]

Expense Examples – (Unaudited)

March 31, 2011

FIXED INCOME FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$987.48	$5.85
Hypothetical - Class A **	$1,000.00	$1,019.05	$5.94
Actual - Class B *	$1,000.00	$984.35	$9.55
Hypothetical - Class B **	$1,000.00	$1,015.31	$9.70
Actual - Class C *	$1,000.00	$983.15	$9.54
Hypothetical - Class C **	$1,000.00	$1,015.31	$9.70

*

Expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class A, 1.93% for Class B, and 1.93% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -1.25% for Class A, -1.57% for Class B, and -1.69% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,063.20	$6.95
Hypothetical - Class A **	$1,000.00	$1,018.19	$6.80
Actual - Class C *	$1,000.00	$1,057.58	$10.78
Hypothetical - Class C **	$1,000.00	$1,014.45	$10.56

*

Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 6.32% for Class A and 5.76% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

DEFENSIVE STRATEGIES FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,098.21	$7.06
Hypothetical - Class A **	$1,000.00	$1,018.20	$6.79
Actual - Class C *	$1,000.00	$1,095.54	$10.97
Hypothetical - Class C **	$1,000.00	$1,014.46	$10.55

*

Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.82% for Class A and 9.55% for Class C for the period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

Timothy Plan Expense Examples [8]

Expense Examples – (Unaudited)

March 31, 2011

MONEY MARKET FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual *	$1,000.00	$1,000.35	$0.25
Hypothetical **	$1,000.00	$1,024.68	$0.25

*

Expenses are equal to the Fund’s annualized expense ratio of 0.05%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Money Market Fund’s ending account value is based on its actual total return of 0.03% for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,164.53	$5.76
Hypothetical - Class A **	$1,000.00	$1,019.61	$5.38
Actual - Class B *	$1,000.00	$1,165.30	$9.81
Hypothetical - Class B **	$1,000.00	$1,015.87	$9.13
Actual - Class C *	$1,000.00	$1,165.85	$9.81
Hypothetical - Class C **	$1,000.00	$1,015.87	$9.13

*

Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A, 1.82% for Class B, and 1.82% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 16.45% for Class A, 16.53% for Class B, and 16.59% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period
			10/1/2010 through
	10/1/2010	3/31/2011	3/31/2011
Actual - Class A *	$1,000.00	$1,100.96	$5.65
Hypothetical - Class A **	$1,000.00	$1,019.56	$5.43
Actual - Class B *	$1,000.00	$1,095.62	$9.55
Hypothetical - Class B **	$1,000.00	$1,015.82	$9.19
Actual - Class C *	$1,000.00	$1,096.73	$9.56
Hypothetical - Class C **	$1,000.00	$1,015.82	$9.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08% for Class A, 1.83% for Class B, and 1.83% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.10% for Class A, 9.56% for Class B, and 9.67% for Class C for the six-month period of October 1, 2010, to March 31, 2011.

**	Assumes a 5% return before expenses.

Timothy Plan Expense Examples [9]

Schedule of Investments  |  Aggressive Growth

As of March 31, 2011 - (Unaudited)

Common Stocks - 84.84%

Number of Shares		Fair Value

	BANKS - 2.25%
7,000	First Midwest Bancorp, Inc.	$82,530
10,225	Nara Bancorp, Inc. *	98,364
2,890	Signature Bank *	162,996
6,773	Webster Financial Corp.	145,145

		489,035

	CHEMICALS - 3.64%
4,800	Airgas, Inc.	318,816
4,950	Rockwood Holdings, Inc. *	243,639
8,892	Solutia, Inc. *	225,857

		788,312

	CONSUMER GOODS - 1.86%
2,200	BorgWarner, Inc. *	175,318
2,900	Coach, Inc.	150,916
1,650	Steven Madden, Ltd. *	77,434

		403,668

	EDUCATION - 0.94%
6,095	K12, Inc. *	205,402

	FINANCIAL / INVESTMENT SERVICES - 4.98%
1,650	Affliiated Managers Group, Inc. *	180,460
10,775	Cardtronics, Inc. *	219,271
7,009	Discover Financial Services	169,057
5,511	FleetCor Technologies, Inc. *	179,989
1,125	IntercontinentalExchange, Inc. *	138,982
4,000	Provident Financial Services, Inc.	59,200
2,000	T. Rowe Price Group, Inc.	132,840

		1,079,799

	HEALTHCARE - 12.17%
5,000	Accretive Health, Inc. *	138,800
6,749	American Medical Systems Holdings, Inc. *	146,048
4,375	AmericsourceBergen Corp.	173,075
23,570	Bruker Corp.*	491,434
3,075	Catalyst Health Solutions, Inc. *	171,985
4,630	Cepheid, Inc. *	129,733
1,950	Cerner Corp. *	216,840
4,675	ExamWorks Group, Inc. *	103,925
1,800	IPC The Hospitalist Co., Inc. *	81,738
3,225	Medco Health Solutions, Inc. *	181,116
4,200	Medidata Solutions, Inc. *	107,394
5,775	NxStage Medical, Inc. *	126,934
975	Quality Systems, Inc.	81,256
3,547	Sirona Dental Systems, Inc. *	177,918
3,150	Skilled Healthcare Group, Inc. *	45,328
1,855	SXC Health Solutions Corp. *	101,654
2,415	Varian Medical Systems, Inc. *	163,351

		2,638,529

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [10]

Schedule of Investments  |  Aggressive Growth

As of March 31, 2011 - (Unaudited)

Common Stocks - 84.84% (continued)

Number of Shares		Fair Value

	INDUSTRIALS / MACHINERY - 10.26%
9,175	AerCap Holdings NV *	$115,330
7,150	Altra Holdings, Inc. *	168,883
5,569	Babcock & Wilcox Co. *	185,893
1,175	Clean Harbors, Inc. *	115,925
2,188	Gardner Denver, Inc.	170,730
2,541	Goodrich Corp.	217,332
1,300	HEICO Corp.	81,276
1,725	HEICO Corp. - Class A	77,591
1,425	IHS, Inc. - Class A *	126,469
4,875	JB Hunt Transport Services, Inc.	221,423
4,600	Robbins & Myers, Inc.	211,554
4,925	Rush Enterprises, Inc. - Class A *	97,515
13,050	United Rentals, Inc. *	434,304

		2,224,225

	INFORMATION TECHNOLOGY - 16.90%
5,967	Advent Software, Inc. *	171,074
6,686	Ariba, Inc. *	228,260
2,006	Cognizant Technology Solutions Corp. - Class A *	163,288
7,225	comScore, Inc. *	213,210
2,791	Concur Technologies, Inc. *	154,761
4,175	Cymer, Inc. *	236,222
9,550	DemandTec, Inc. *	125,678
956	F5 Networks, Inc. *	98,057
9,362	Gartner, Inc. *	390,115
7,500	Informatica Corp. *	391,725
3,175	LogMein, Inc. *	133,858
11,545	Parametric Technology Corp. *	259,647
5,375	Polycom, Inc. *	278,694
8,825	QLIK Technologies, Inc. *	229,450
3,175	Synchronoss Technologies, Inc. *	110,331
3,750	Syntel, Inc.	195,863
5,165	VeriFone Systems, Inc. *	283,817

		3,664,050

	INSTRUMENTS - 1.03%
1,297	Mettler-Toledo International, Inc. *	223,084

	MISCELLANEOUS SERVICES - 6.53%
8,575	AMN Healthcare Services, Inc. *	74,259
5,375	Ancestry.com, Inc. *	190,544
1,750	Constant Contact, Inc. *	61,075
9,350	Gaylord Entertainment Co. *	324,258
4,000	HFF, Inc. *	60,160
19,280	Kforce, Inc. *	352,824
8,725	MDC Partners, Inc. - Class A	146,318
5,255	SuccessFactors, Inc. *	205,418

		1,414,856

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [11]

Schedule of Investments  |  Aggressive Growth

As of March 31, 2011 - (Unaudited)

Common Stocks - 84.84% (continued)

Number of Shares		Fair Value

	OIL / NATURAL GAS - 5.27%
9,250	Key Energy Services, Inc. *	$143,837
17,925	Kodiak Oil & Gas Corp. *	120,097
2,300	Newfield Exploration Co. *	174,823
11,200	Patterson UTI Energy, Inc.	329,168
9,559	Rex Energy Corp. *	111,362
3,597	Whiting Petroleum Corp. *	264,200

		1,143,487

	PHARMACEUTICALS - 1.64%
914	Alexion Pharmaceuticals, Inc. *	90,194
4,525	Questcor Pharmaceutical, Inc. *	65,205
2,989	United Therapeutics Corp. *	200,323

		355,722

	RESTAURANTS - 2.30%
11,275	Domino’s Pizza, Inc. *	207,798
17,133	Texas Roadhouse, Inc.	291,090

		498,888

	RETAIL - 4.48%
8,875	Express, Inc. *	173,417
1,397	Fossil, Inc. *	130,829
3,685	Group 1 Automotive, Inc.	157,718
13,450	Pier 1 Imports, Inc. *	136,517
1,750	Ross Stores, Inc.	124,460
5,175	Ulta Salon Cosmetics & Fragrance, Inc. *	249,073

		972,014

	SEMICONDUCTORS - 4.94%
7,575	Avago Technologies, Ltd.	235,583
12,918	Cypress Semiconductor Corp. *	250,351
3,637	Netlogic Microsystems, Inc. *	152,827
2,775	Omnivision Technologies, Inc. *	98,596
16,825	ON Semiconductor Corp. *	166,063
5,150	Skyworks Solutions, Inc. *	166,963

		1,070,383

	TELECOMMUNICATIONS - 2.67%
3,252	Aruba Networks, Inc. *	110,048
6,321	NICE Systems, Ltd. (ADR) *	233,498
6,325	SAVVIS, Inc. *	234,594

		578,140

	TRANSPORTATION - 2.98%
4,057	Atlas Air Worldwide Holdings, Inc. *	282,854
4,300	Hub Group, Inc. - Class A *	155,617
12,245	RailAmerica, Inc. *	208,655

		647,126

	Total Common Stocks (cost $14,715,736)	18,396,720

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [12]

Schedule of Investments  |  Aggressive Growth

As of March 31, 2011 - (Unaudited)

Money Market Fund - 0.92%

Number of Shares		Fair Value

198,663	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$198,663

	Total Money Market Fund (cost $198,663)	198,663

	TOTAL INVESTMENTS (cost $14,914,399) - 85.76%	$18,595,383

	OTHER ASSETS LESS LIABILITIES - 14.24%	3,086,857

	NET ASSETS - 100.00%	$21,682,240

(ADR) American Depositary Receipt.

*	Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [13]

Schedule of Investments  |  International

As of March 31, 2011 - (Unaudited)

Common Stocks - 96.28%

Number of Shares		Fair Value

	AUTOMOTIVE - 5.31%
77,000	Fiat SpA (ADR) (B)	$700,700
34,000	Honda Motor Co., Ltd. (ADR)	1,275,340
12,000	Tata Motors Ltd. (ADR)	333,480

		2,309,520

	BANKS - 6.99%
23,600	Banco Bradesco SA (ADR)	489,700
5,000	BOC Hong Kong Holdings, Ltd. (ADR)	327,000
30,000	DBS Group Holdings, Ltd. (ADR) (B)	1,393,200
64,000	Societe Generale (ADR) (B)	830,080

		3,039,980

	BUILDING & CONSTRUCTION - 2.07%
29,000	Vinci SA (ADR) (B)	451,820
109,000	Wienerberger AG (ADR) (B) *	447,990

		899,810

	CHEMICALS - 6.68%
12,500	Agrium, Inc.	1,153,250
33,400	Henkel AG & Co. KGaA (ADR) (B)	1,753,500

		2,906,750

	CONSUMER GOODS - 6.79%
13,000	CSM (ADR) (B) *	460,286
35,550	FUJIFILM Holdings Corp. (ADR) (B)	1,102,405
14,000	Kerry Group PLC (ADR)	521,919
20,000	Shiseido Co, Ltd. (ADR) (B)	346,600
75,000	Techtronic Industries Co. - Class I (ADR) (B)	521,250

		2,952,460

	DIVERSIFIED OPERATIONS - 7.70%
101,000	Keppel Corp., Ltd. (ADR) (B)	1,966,470
25,000	Mitsubishi Corp. (ADR) (B)	1,383,250

		3,349,720

	ELECTRIC POWER - 2.75%
19,000	Centrica PLC (ADR) (B)	401,470
6,000	International Power PLC (ADR) (B)	301,200
75,000	Power Assets Holdings, Ltd. (ADR)	494,250

		1,196,920

	FINANCIAL / INVESTMENT SERVICES - 2.87%
204,000	3i Group PLC (ADR)	488,702
16,300	ORIX Corp. (ADR) *	759,091

		1,247,793

	HEALTHCARE - 6.59%
22,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,485,440
24,500	Smith & Nephew PLC (ADR)	1,382,045

		2,867,485

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [14]

Schedule of Investments  |  International

As of March 31, 2011 - (Unaudited)

Common Stocks - 96.28% (continued)

Number of Shares		Fair Value

	INDUSTRIALS - 2.77%
30,000	Atlas Copco AB - Class B (ADR) (B)	$728,400
43,000	Cookson Group PLC (ADR) (B) *	475,249

		1,203,649

	INFORMATION TECHNOLOGY - 4.44%
20,000	Canon, Inc. (ADR)	867,000
103,300	Infineon Technologies AG (ADR) (B)	1,065,023

		1,932,023

	INSURANCE - 3.89%
27,000	Tokio Marine Holdings, Inc. (ADR) (B)	723,060
34,500	Zurich Financial Services AG (ADR) (B)	968,760

		1,691,820

	MINERALS & MINING - 8.65%
32,380	Anglo American PLC (ADR) (B)	836,052
10,000	BHP Billiton PLC (ADR)	796,000
77,000	Thompson Creek Metals Co., Inc. *	965,580
39,500	Vale SA (ADR) *	1,166,040

		3,763,672

	OIL / NATURAL GAS - 12.91%
36,000	Afren PLC (ADR) *	470,016
17,000	Lukoil OAO (ADR) (B)	1,213,630
30,780	Petroleo Brasileiro S.A. (ADR)	1,093,921
55,000	Precision Drilling Corp. *	744,700
31,668	Statoil ASA (ADR)	875,304
20,000	Total S.A. (ADR)	1,219,400

		5,616,971

	RETAIL - 1.53%
30,000	William Morrison Supermarkets plc (ADR)	663,621

	SERVICES - 5.52%
44,000	ABB, Ltd. (ADR) *	1,064,360
43,600	Focus Media Holding, Ltd. (ADR) *	1,337,212

		2,401,572

	TELECOMMUNICATIONS - 6.65%
14,700	America Movil SAB de C.V. - Series L (ADR)	854,070
22,000	China Netcom Group Corp. Hong Kong, Ltd. (ADR) *	593,956
60,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,446,600

		2,894,626

	TELEVISION - 2.17%
40,000	CTC Media, Inc.	942,800

	Total Common Stocks (cost $34,870,436)	41,881,192

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [15]

Schedule of Investments  |  International

As of March 31, 2011 - (Unaudited)

Money Market Fund - 1.20%

Number of Shares		Fair Value

523,149	Fidelity Institutional Money Market Portfolio, 0.16% (A)	$523,149

	Total Money Market Fund (cost $523,149)	523,149

	TOTAL INVESTMENTS (cost $35,393,585) - 97.48%	$42,404,341

	OTHER ASSETS LESS LIABILITIES - 2.52%	1,092,540

	NET ASSETS - 100.00%	$43,496,881

(ADR) American Depositary Receipt.

*	Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund’s Good Faith Pricing Guidelines.

Such values are approved by the Board of Trustees and are considered Level 2 securities in accordance with GAAP valuation methods.

The total value of such securities at March 31, 2011 is $19,516,995, which represents 45% of net assets.

Diversification of Assets

Country	Percentage of Net Assets
Austria	1.03%
Brazil	6.32%
Canada	6.58%
China	3.07%
France	5.75%
Germany	9.89%
Hong Kong	3.32%
India	0.77%
Ireland	1.20%
Italy	1.61%
Japan	14.86%
Mexico	1.96%
Niger	1.06%
Norway	2.01%
Russia	4.96%
Singapore	11.05%
Sweden	1.67%
Switzerland	4.67%
United Kingdom	14.50%

Total	96.28%
Money Market Funds	1.20%
Other Assets Less Liabilities	2.52%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [16]

Schedule of Investments  |  Large/Mid Cap Growth

As of March 31, 2011 - (Unaudited)

Common Stocks - 93.66%

Number of Shares		Fair Value

	BANKS - 0.61%
13,872	Webster Financial Corp.	$297,277

	CHEMICALS - 3.65%
15,455	Airgas, Inc.	1,026,521
15,200	Rockwood Holdings, Inc. *	748,144

		1,774,665

	CONSUMER GOODS - 6.26%
5,290	BorgWarner, Inc. *	421,560
5,525	Coach, Inc.	287,521
25,730	Emerson Electric Co.	1,503,404
17,410	McCormick & Co., Inc./MD	832,720

		3,045,205

	FINANCIAL / INVESTMENT SERVICES - 11.03%
9,330	Affliiated Managers Group, Inc. *	1,020,422
29,600	Discover Financial Services	713,952
11,425	FleetCor Technologies, Inc. *	373,141
3,800	IntercontinentalExchange, Inc. *	469,452
37,800	Invesco, Ltd.	966,168
16,050	SEI Investments Co.	383,274
21,650	T. Rowe Price Group, Inc.	1,437,993

		5,364,402

	HEALTHCARE - 14.53%
45,760	AmerisourceBergen Corp.	1,810,266
4,425	Brookdale Senior Living, Inc. *	123,900
36,270	Bruker Corp. *	756,229
7,200	Catalyst Health Solutions, Inc. *	402,696
4,200	Cerner Corp. *	467,040
6,870	C.R. Bard, Inc.	682,260
4,875	Medco Health Solutions, Inc. *	273,780
19,560	Patterson Cos., Inc.	629,636
15,040	St. Jude Medical, Inc.	770,950
9,270	Sirona Dental Systems, Inc. *	464,983
10,125	Varian Medical Systems, Inc. *	684,855

		7,066,595

	INDUSTRIALS / MACHINERY - 10.83%
24,897	Babcock & Wilcox Co. *	831,062
9,750	Gardner Denver, Inc.	760,792
10,225	Goodrich Corp.	874,544
3,850	IHS, Inc. - Class A *	341,688
8,950	JB Hunt Transport Services, Inc.	406,509
27,600	Johnson Controls, Inc.	1,147,332
27,125	United Rentals, Inc. *	902,720

		5,264,647

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [17]

Schedule of Investments  |  Large/Mid Cap Growth

As of March 31, 2011 - (Unaudited)

Common Stocks - 93.66% (Continued)

Number of Shares		Fair Value

	INFORMATION TECHNOLOGY - 13.22%
18,100	Avago Technologies Ltd.	$562,910
3,400	Cognizant Technology Solutions Corp. - Class A *	276,760
7,850	Cymer, Inc. *	444,153
4,170	F5 Networks, Inc. *	427,717
16,568	Gartner, Inc. *	690,389
17,521	Informatica Corp. *	915,122
29,000	Jabil Circuit, Inc.	592,470
20,725	Parametric Technology Corp. *	466,105
13,575	Polycom, Inc. *	703,864
26,675	QLIK Technologies, Inc. *	693,550
11,950	VeriFone Systems, Inc. *	656,652

		6,429,692

	INSTRUMENTS - 1.75%
4,945	Mettler-Toledo International, Inc. *	850,540

	MISCELLANEOUS SERVICES - 5.43%
21,120	Aptargroup, Inc.	1,058,746
50,490	Paychex, Inc.	1,583,366

		2,642,112

	OIL & NATURAL GAS - 16.28%
8,330	Ensco PLC (ADR)	481,807
27,550	Exxon Mobil Corp.	2,317,781
6,625	Newfield Exploration Co. *	503,566
14,910	Occidental Petroleum Corp.	1,557,946
30,875	Patterson UTI Energy, Inc.	907,416
30,870	Statoil ASA (ADR)	853,247
17,580	Whiting Petroleum Corp. *	1,291,251

		7,913,014

	PHARMACEUTICALS - 1.59%
2,245	Alexion Pharmaceuticals, Inc. *	221,537
8,245	United Therapeutics Corp. *	552,580

		774,117

	RETAIL - 2.69%
3,450	DSW, Inc. - Class A *	137,862
8,750	Ross Stores, Inc.	622,300
11,345	Ulta Salon Cosmetics & Fragrance, Inc. *	546,035

		1,306,197

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [18]

Schedule of Investments  |  Large/Mid Cap Growth

As of March 31, 2011 - (Unaudited)

Common Stocks - 93.66% (Continued)

Number of Shares		Fair Value

	SEMICONDUCTORS - 3.36%
22,350	Cypress Semiconductor Corp. *	$433,143
55,450	ON Semiconductor Corp. *	547,292
20,210	Skyworks Solutions, Inc. *	655,208

		1,635,643

	TELECOMMUNICATIONS - 2.43%
10,000	L-3 Communications Holdings, Inc.	783,100
1,750	NICE Systems, Ltd. (ADR) *	64,645
9,025	SAVVIS, Inc. *	334,737

		1,182,482

	Total Common Stocks (cost $38,295,269)	45,546,588

Money Market Fund - 10.72%
Number of Shares		Fair Value

5,215,140	Fidelity Institutional Money Market Portfolio, 0.16% (A)	5,215,140

	Total Money Market Fund (cost $5,215,140)	5,215,140

	TOTAL INVESTMENTS (cost $43,510,409) - 104.38%	$50,761,728

	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.38)%	(2,130,069)

	NET ASSETS - 100.00%	$48,631,659

* Non-income producing securities.

(ADR) American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [19]

Schedule of Investments  |  Small Cap Value

As of March 31, 2011 - (Unaudited)

Common Stocks - 91.93%

Number of Shares		Fair Value

	AEROSPACE EQUIPMENT - 5.39%
8,900	Esterline Technologies Corp. *	$629,408
27,800	Moog, Inc. - Class A *	1,276,298
24,100	Teledyne Technologies, Inc. *	1,246,211

		3,151,917

	BANKS - 15.69%
28,128	Bancfirst Corp.	1,200,503
38,833	Center Financial Corp. *	285,034
58,403	Chemical Financial Corp.	1,163,972
63,408	Columbia Banking System, Inc.	1,215,531
5,989	First Citizens BancShares, Inc. - Class A	1,201,274
71,400	First Financial Bancorp	1,191,666
29,692	Nara Bancorp, Inc. *	285,637
11,900	SVB Financial Group *	677,467
25,326	Texas Capital Bancshares, Inc. *	658,223
35,700	Wintrust Financial Corp.	1,311,975

		9,191,282

	COAL - 2.10%
57,100	Cloud Peak Energy, Inc. *	1,232,789

	CHEMICALS - 2.16%
35,259	Sensient Technologies Corp.	1,263,683

	CONSTRUCTION - 3.34%
18,074	Astec Industries, Inc. *	673,979
37,117	Layne Christensen Co. *	1,280,537

		1,954,516

	CONSUMER GOODS - 2.28%
35,900	Wolverine World Wide, Inc.	1,338,352

	ELECTRIC POWER - 5.54%
28,200	Avista Corp.	652,266
38,100	Cleco Corp. *	1,306,449
42,400	NorthWestern Corp.	1,284,720

		3,243,435

	FINANCIAL & INVESTMENT SERVICES - 4.15%
77,417	Calamos Asset Management, Inc. - Class A	1,284,348
85,400	Knight Capital Group, Inc. - Class A *	1,144,360

		2,428,708

	HEALTHCARE - 3.23%
38,131	Natus Medical, Inc. *	640,601
38,480	Orthofix International NV *	1,249,061

		1,889,662

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [20]

Schedule of Investments  |  Small Cap Value

As of March 31, 2011 - (Unaudited)

Common Stocks - 91.93% (Continued)

Number of Shares		Fair Value

	INDUSTRIALS - 7.05%
21,797	AAON, Inc.	$717,121
28,497	A.O. Smith Corp.	1,263,557
16,705	Hurco Cos, Inc. *	509,503
29,300	Kaydon Corp.	1,148,267
13,600	TAL International Group, Inc.	493,272

		4,131,720

	INFORMATION TECHNOLOGY - 8.47%
69,491	Benchmark Electronics, Inc.*	1,318,244
69,348	Heartland Payment Systems, Inc.	1,215,670
26,400	ManTech International Corp. - Class A *	1,119,360
40,000	SYNNEX Corp. *	1,309,200

		4,962,474

	INSURANCE - 5.14%
53,023	AMERISAFE, Inc. *	1,172,339
31,600	Employers Holdings, Inc.	652,856
10,112	Infinity Property & Casualty Corp.	601,563
12,670	Safety Insurance Group, Inc.	584,214

		3,010,972

	MISCELLANEOUS SERVICES - 5.59%
20,100	Complete Production Services, Inc. *	639,381
92,466	Matrix Service, Co. *	1,285,277
48,600	Pioneer Drilling, Co. *	670,680
19,500	Rent-A-Center, Inc.	680,745

		3,276,083

	OIL & NATURAL GAS - 6.99%
129,940	Gastar Exploration Ltd. *	631,508
20,861	Georesources, Inc. *	652,323
25,550	Petroleum Development Corp. *	1,226,655
15,800	Swift Energy, Co. *	674,344
178,906	Warren Resources, Inc. *	910,632

		4,095,462

	RESTAURANTS - 1.09%
20,200	Papa Johns International, Inc. *	639,734

	RETAIL - 3.06%
74,100	Kirkland’s, Inc. *	1,144,104
43,902	Spartan Stores, Inc.	649,311

		1,793,415

	SEMICONDUCTORS - 4.15%
15,500	Kraton Performance Polymers, Inc. *	592,875
14,198	MKS Instruments, Inc.	472,793
26,900	Veeco Instruments, Inc. *	1,367,596

		2,433,264

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [21]

Schedule of Investments  |  Small Cap Value

As of March 31, 2011 - (Unaudited)

Common Stocks - 91.93% (Continued)

Number of Shares		Fair Value

	TRANSPORTATION - 6.51%
21,600	Genesee & Wyoming, Inc. - Class A *	$1,257,120
28,064	Landstar System, Inc.	1,281,964
77,863	Saia Inc. *	1,276,175

		3,815,259

	Total Common Stocks (cost $46,389,971)	53,852,727

REITs - 7.39%
Number of Shares		Fair Value
38,600	Coresite Realty Corp.	611,424
223,000	DCT Industrial Trust, Inc.	1,237,650
21,000	Equity Lifestyle Properties, Inc.	1,210,650
27,200	Healthcare Realty Trust, Inc.	617,440
16,200	Potlatch Corp.	651,240

	Total REITs (cost $3,956,461)	4,328,404

Money Market Fund - 0.66%
Number of Shares		Fair Value
384,036	Fidelity Institutional Money Market Portfolio, 0.16%(A)	$384,036

	Total Money Market Fund (cost $384,036)	384,036

	TOTAL INVESTMENTS (cost $50,730,468) - 99.98%	$58,565,167

	OTHER ASSETS LESS LIABILITIES - 0.02%	10,341

	NET ASSETS - 100.00%	$58,575,508

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [22]

Schedule of Investments  |  Large/Mid Cap Value

As of March 31, 2011 - (Unaudited)

Common Stocks - 91.20%

Number of Shares		Fair Value

	BANKS - 3.52%
72,000	BB&T Corp.	$1,976,400
43,900	CIT Group, Inc. *	1,867,945

		3,844,345

	CONSUMER GOODS - 11.85%
46,900	BorgWarner, Inc. *	3,737,461
56,900	Dr Pepper Snapple Group, Inc.	2,114,404
48,800	Emerson Electric Co.	2,851,384
33,400	JM Smucker Co./The	2,384,426
66,800	Sysco Corp.	1,850,360

		12,938,035

	ELECTRIC POWER - 5.59%
57,800	American Electric Power Co., Inc.	2,031,092
47,000	Dominion Resources, Inc.	2,100,900
53,300	FirstEnergy Corp.	1,976,897

		6,108,889

	FINANCIAL & INVESTMENT SERVICES - 8.30%
10,900	BlackRock, Inc.	2,191,009
57,800	Eaton Vance Corp.	1,863,472
17,100	Franklin Resources, Inc.	2,138,868
112,600	Invesco, Ltd.	2,878,056

		9,071,405

	HEALTHCARE - 7.79%
79,700	CareFusion Corp. *	2,247,540
56,600	Covidien PLC	2,939,804
22,800	CR Bard, Inc.	2,264,268
28,800	DENTSPLY International, Inc.	1,065,312

		8,516,924

	INDUSTRIALS - 4.04%
28,500	General Dynamics Corp.	2,181,960
15,200	Precision Castparts Corp.	2,237,136

		4,419,096

	INFORMATION TECHNOLOGY - 4.41%
110,600	CA, Inc.	2,674,308
61,500	TE Connectviity Ltd.	2,141,430

		4,815,738

	INSURANCE - 8.77%
37,700	ACE, Ltd.	2,439,190
25,400	Arch Capital Group, Ltd. *	2,519,426
63,000	Axis Capital Holdings, Ltd.	2,199,960
60,100	Willis Group Holdings, PLC	2,425,636

		9,584,212

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [23]

Schedule of Investments  |  Large/Mid Cap Value

As of March 31, 2011 - (Unaudited)

Common Stocks - 91.20% (Continued)

Number of Shares		Fair Value

	MACHINERY - 5.63%
34,000	Deere & Co.	$3,294,260
22,200	Flowserve Corp.	2,859,360

		6,153,620

	OIL & NATURAL GAS - 21.47%
34,100	Anadarko Petroleum Corp.	2,793,472
18,400	Apache Corp.	2,408,928
18,600	ConocoPhillips	1,485,396
45,200	EQT Corp.	2,255,480
52,300	Exxon Mobil Corp.	4,399,999
44,400	Marathon Oil Corp.	2,366,964
34,700	Murphy Oil Corp.	2,547,674
27,300	National Oilwell Varco, Inc.	2,164,071
29,000	Occidental Petroleum Corp.	3,030,210

		23,452,194

	RETAIL - 6.91%
40,100	Advance Auto Parts, Inc.	2,631,362
33,500	Costco Wholesale Corp.	2,456,220
29,300	Sherwin-Williams Co./The	2,460,907

		7,548,489

	TRANSPORTATION - 2.92%
32,500	Union Pacific Corp.	3,195,725

	Total Common Stocks (cost $75,510,782)	99,648,672

Master Limited Partnerships - 2.04%
Number of Shares		Fair Value

53,700	Lazard, Ltd. - Class A	2,232,846

	Total Master Limited Partnerships (cost $2,107,162)	2,232,846

REITs - 4.51%
Number of Shares		Fair Value

61,400	HCP, Inc.	2,329,516
23,400	Public Storage	2,595,294

	Total REITs (cost $3,613,173)	4,924,810

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [24]

Schedule of Investments  |  Large/Mid Cap Value

As of March 31, 2011 - (Unaudited)

Money Market Fund - 2.20%

Number of Shares		Fair Value
2,401,677	Fidelity Institutional Money Market Portfolio, 0.16%(A)	$2,401,677

	Total Money Market Fund (cost $2,401,677)	2,401,677

	TOTAL INVESTMENTS (cost $83,632,794) - 99.95%	$109,208,005

	OTHER ASSETS LESS LIABILITIES - 0.05%	54,479

	NET ASSETS - 100.00%	$109,262,484

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [25]

Schedule of Investments  |  Fixed Income

As of March 31, 2011 - (Unaudited)

Bonds and Notes - 98.61%

Par Value		Fair Value

	ASSET-BACKED SECURITIES - 0.39%
$97,555	John Deere Owner Trust, 2.59%, 10/15/2013	$98,303
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	150,262

	Total Asset-Backed Securities (cost $242,969)	248,565

	CORPORATE BONDS - 26.13%
500,000	America Movil SAB de C.V., 5.00%, 03/30/2020	518,047
1,000,000	Cameron International Corp., 6.375%, 07/15/2018	1,124,479
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	850,505
750,000	ConocoPhillips, 4.60%, 01/15/2015	818,089
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	533,018
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	1,016,698
350,000	Energy Transfer Partners LP, 6.70%, 07/01/2018	397,118
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	499,318
900,000	ERP Operating LP, 5.125%, 03/15/2016	967,530
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	524,038
500,000	Johnson Controls, Inc., 5.00%, 03/30/2020	526,047
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	815,020
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	522,429
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	845,160
1,000,000	NASDAQ OMX Group, Inc./The, 4.00%, 01/15/2015	993,857
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	820,035
500,000	Oneok, Inc., 5.20%, 06/15/2015	536,782
750,000	Simon Property Group LP, 5.75%, 12/01/2015	834,996
500,000	Transocean, Inc., 6.00%, 03/15/2018	540,608
1,000,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	1,066,317
500,000	Valero Energy Corp., 6.625%, 06/15/2037	505,545
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	795,365
750,000	Willis North America, Inc., 6.20%, 03/28/2017	800,306

	Total Corporate Bonds (cost $15,748,474)	16,851,307

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.09%
	Government Notes & Bonds - 30.08%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,676,799
2,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	2,844,870
2,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	2,246,338
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,697,933
2,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	2,000,156
1,500,000	U.S. Treasury Bond, 4.375%, 05/15/2040	1,466,724
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,086,719
2,500,000	U.S. Treasury Note, 3.50%, 05/15/2020	2,534,193
2,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	2,126,876
1,550,000	U.S. Treasury Note, 4.75%, 05/15/2014	1,715,294

	Total Government Notes & Bonds (cost $19,497,749)	19,395,902

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [26]

Schedule of Investments  |  Fixed Income

As of March 31, 2011 - (Unaudited)

Bonds and Notes - 98.61% (continued)

Par Value		Fair Value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.09% (continued)
	Government Mortgage-Backed Securities - 34.60%
$109,431	GNMA Pool 3584, 6.00%, 07/20/2034	$119,728
242,747	GNMA Pool 3612, 6.50%, 09/20/2034	274,178
758,648	GNMA Pool 3625, 6.00%, 10/20/2034	832,616
321,263	GNMA Pool 3637, 5.50%, 11/20/2034	349,641
496,777	GNMA Pool 3665, 5.50%, 01/20/2035	540,659
250,234	GNMA Pool 3679, 6.00%, 02/20/2035	274,632
639,379	GNMA Pool 3711, 5.50%, 05/20/2035	695,258
604,108	GNMA Pool 3865, 6.00%, 06/20/2036	661,498
433,540	GNMA Pool 3910, 6.00%, 10/20/2036	474,727
819,683	GNMA Pool 3939, 5.00%, 01/20/2037	871,809
916,374	GNMA Pool 4058, 5.00%, 12/20/2037	974,650
1,032,980	GNMA Pool 4072, 5.50%, 01/20/2038	1,118,094
2,587,700	GNMA Pool 4520, 5.00%, 08/20/2039	2,750,644
1,596,166	GNMA Pool 4541, 5.00%, 09/20/2039	1,696,675
3,115,513	GNMA Pool 4947, 5.00%, 02/20/2041	3,311,693
39,834	GNMA Pool 585163, 5.00%, 02/15/2018	42,861
38,408	GNMA Pool 585180, 5.00%, 02/15/2018	41,328
33,368	GNMA Pool 592492, 5.00%, 03/15/2018	35,904
32,492	GNMA Pool 599821, 5.00%, 01/15/2018	34,962
521,571	GNMA Pool 604182, 5.50%, 04/15/2033	568,648
313,752	GNMA Pool 663776, 6.50%, 01/15/2037	354,148
4,078,640	GNMA Pool 701961, 4.50%, 06/15/2039	4,216,506
1,834,032	GNMA Pool 717072, 5.00%, 05/15/2039	1,948,659
109,052	GNMA Pool 781694, 6.00%, 12/15/2031	120,679

	Total Government Mortgage-Backed Securities (cost $21,580,569)	22,310,197

	Treasury Inflation Protected Securities - 7.41%
2,250,000	TIPS, 2.00%, 01/15/2014	2,924,688
1,500,000	TIPS, 2.50%, 07/15/2016	1,857,990

	Total Treasury Inflation Protected Securities (cost $4,357,150)	4,782,678

	Total U.S. Government & Agency Obligations (cost $45,435,468)	46,488,777

	Total Bonds and Notes (cost $61,426,911)	63,588,649

Money Market Fund - 0.58%
Number of Shares		Fair Value

372,985	Fidelity Institutional Money Market Portfolio, 0.16%(A)	372,985

	Total Money Market Fund (cost $372,985)	372,985

	TOTAL INVESTMENTS (cost $61,799,896) - 99.19%	$63,961,634

	OTHER ASSETS LESS LIABILITIES - 0.81%	515,277

	NET ASSETS - 100.00%	$64,476,911

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [27]

Schedule of Investments  |  High Yield Bond

As of March 31, 2011 - (Unaudited)

Bonds and Notes - 88.89%

Par Value		Fair Value

	CONVERTIBLE CORPORATE BONDS - 1.87%
$500,000	Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026(B)	$491,250

	Total Convertible Corporate Bonds (cost $378,932)	491,250

	CORPORATE BONDS - 87.02%
250,000	Actuant Corp., 6.875%, 06/15/2017	258,750
500,000	AmeriGas Partners LP, 6.50%, 05/20/2021	513,750
500,000	Ashtead Holdings PLC, 8.625%, 08/01/2015(A)	524,375
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	520,312
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	531,250
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020(A)	518,750
500,000	Cemex Finance LLC, 9.50%, 12/14/2016(A)	541,250
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019	556,250
500,000	CommScope, Inc., 8.25%, 01/15/2019(A)	525,000
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	526,250
250,000	Continental Resources, Inc., 7.125%, 04/01/2021	266,875
500,000	Copano Energy Finance Corp., 7.75%, 06/01/2018	525,000
500,000	Covanta Holding Corp., 7.25%, 12/01/2020	526,186
500,000	Crosstex Energy LP, 8.875%, 02/15/2018	547,500
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	525,625
500,000	Duquesne Light Holdings, Inc., 6.40%, 09/15/2010(A)	509,583
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020	546,250
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015(A)	521,250
500,000	Forest Oil Corp., 7.25%, 06/15/2019	525,000
500,000	Frac Tech Services LLC, 7.125%, 11/15/2018(A)	513,750
500,000	Genesis Energy LP, 7.875%, 12/15/2018(A)	506,250
500,000	Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	562,500
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016(A)	530,000
500,000	Intergen NV, 9.00%, 06/30/2017(A)	541,250
250,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020	257,500
500,000	MedAssets, Inc., 8.00%, 11/15/2018(A)	513,750
300,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/2019(A)	308,625
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	544,375
500,000	Navistar International Corp., 8.25%, 11/01/2021	556,875
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019	561,875
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	522,500
500,000	Omnicare, Inc., 7.75%, 06/01/2020	532,500
500,000	PolyOne Corp., 7.375%, 09/15/2020	527,500
250,000	Polypore International, Inc., 7.50%, 11/15/2017(A)	263,750
250,000	Pride International, Inc., 6.875%, 08/15/2020	284,688
500,000	Reynolds Group Issuer, Inc., 9.00%, 04/15/2019(A)	520,000
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	520,000
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	507,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	513,750
150,000	Targa Resources Partners LP, 7.875%, 10/15/2018(A)	159,000
410,000	Tesoro Corp., 9.75%, 06/01/2019	467,400
750,000	Texas Industries, Inc., 9.25%, 08/15/2020	813,750

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [28]

Schedule of Investments  |  High Yield Bond

As of March 31, 2011 - (Unaudited)

Bonds and Notes - 88.89% (continued)

Par Value		Fair Value

	CORPORATE BONDS - 87.02% (continued)
$500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	$558,750
500,000	United States Steel Corp., 6.05%, 06/01/2017	518,125
500,000	USG Corp., 9.50%, 01/15/2018	526,250
250,000	Vanguard Health Holding Co., LLC, 7.75%, 02/01/2019(A)	254,375
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014(A)	520,000

	Total Corporate Bonds (cost $21,503,911)	22,915,794

Money Market Fund - 9.08%
Number of Shares		Fair Value

2,391,955	Fidelity Institutional Money Market Portfolio, 0.16%(B)	2,391,955

	Total Money Market Fund (cost $2,391,955)	2,391,955

	TOTAL INVESTMENTS (cost $24,274,798) - 97.97%	$25,798,999

	OTHER ASSETS LESS LIABILITIES - 2.03%	535,235

	NET ASSETS - 100.00%	$26,334,234

(A)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents either the rate or the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [29]

Schedule of Investments  |  Defensive Strategies

As of March 31, 2011 - (Unaudited)

REITs - 21.72%

Number of Shares		Fair Value
2,600	Acadia Realty Trust	$49,192
2,200	Alexandria Real Estate Equities, Inc.	171,534
6,500	AMB Property Corp.	233,805
6,100	Ashford Hospitality Trust, Inc.	67,222
1,350	AvalonBay Communities, Inc.	162,108
4,500	Boston Properties, Inc.	426,825
2,700	Brandywine Realty Trust	32,778
2,800	BRE Properties, Inc.	132,104
4,200	Brookfield Properties Corp.	74,424
3,500	Camden Property Trust	198,870
1,300	CBL & Associates Properties, Inc.	22,646
4,900	Colonial Properties Trust	94,325
9,200	DCT Industrial Trust, Inc.	51,060
8,000	DiamondRock Hospitality Co.	89,360
3,700	Digital Realty Trust, Inc.	215,118
3,900	Douglas Emmett, Inc.	73,125
5,000	DuPont Fabros Technology, Inc.	121,250
2,300	Entertainment Properties Trust	107,686
1,000	Equity Lifestyle Properties, Inc.	57,650
8,700	Equity Residential	490,767
1,650	Essex Property Trust, Inc.	204,600
2,700	Extra Space Storage, Inc.	55,917
1,400	Federal Realty Investment Trust	114,184
5,300	FelCor Lodging Trust, Inc. *	32,489
2,200	First Potomac Realty Trust	34,650
6,026	General Growth Properties, Inc.	93,282
9,200	HCP, Inc.	349,048
6,400	Health Care Realty Trust, Inc.	335,616
1,500	Home Properties, Inc.	88,425
10,800	Hospitality Properties Trust	250,020
3,100	Kilroy Realty Corp.	120,373
12,000	Kimco Realty Corp.	220,080
6,600	Lexington Realty Trust	61,710
5,800	Liberty Property Trust	190,820
4,363	Macerich Co./The	216,099
2,100	National Retail Properties, Inc.	54,873
3,000	Nationwide Health Properties, Inc.	127,590
2,200	Omega Healthcare Investors, Inc.	49,148
900	Plum Creek Timber Co., Inc.	39,249
8,500	ProLogis	135,830
1,300	PS Business Parks, Inc.	75,322
3,700	Public Storage	410,367
2,100	Rayonier, Inc.	130,851
3,300	Regency Centers Corp.	143,484
8,529	Simon Property Group, Inc.	913,968
3,250	SL Green Realty Corp.	244,400

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [30]

Schedule of Investments  |  Defensive Strategies

As of March 31, 2011 - (Unaudited)

REITs - 21.72% (continued)

Number of Shares		Fair Value
7,000	Strategic Hotels & Resorts, Inc. *	$45,150
3,800	UDR, Inc.	92,606
4,400	Ventas, Inc.	238,920
5,616	Vornado Realty Trust	491,400
2,100	Washington Real Estate Investment Trust	65,289
4,200	Weingarten Realty Investors	105,252

	Total REITs (cost $7,389,480)	8,602,861

Exchange Traded Funds - 32.20%
Number of Shares		Fair Value
18,300	iShares Silver Trust *	673,257
100,700	PowerShares DB Agriculture Fund *	3,447,968
31,400	PowerShares DB Base Metals Fund *	766,788
99,800	PowerShares DB Commodity Index Tracking Fund *	3,044,898
66,300	PowerShares DB Energy Fund *	2,085,135
19,600	SPDR Gold Shares *	2,740,472

	Total Exchange-Traded Funds (cost $10,187,612)	12,758,518

Bonds and Notes - 40.53%
Par Value		Fair Value
	Government Mortgage-Backed Securities - 3.16%
1,178,303	GNMA Pool 4947, 5.00%, 02/20/2041	1,252,499

	Total Government Mortgage-Backed Securities (cost $1,252,281)	1,252,499

	Treasury Inflation Protected Securities - 37.37%
1,001,255	TIPS, 1.25%, 07/15/2020	1,045,586
325,000	TIPS, 1.625%, 01/15/2015	406,759
650,000	TIPS, 1.625%, 01/15/2018	739,651
735,000	TIPS, 1.75%, 01/15/2028	789,413
675,000	TIPS, 1.875%, 07/15/2015	841,733
645,000	TIPS, 2.00%, 01/15/2014	838,411
1,050,000	TIPS, 2.00%, 07/15/2014	1,347,482
1,045,000	TIPS, 2.00%, 01/15/2016	1,282,269
1,250,000	TIPS, 2.125%, 01/15/2019	1,432,517
1,150,000	TIPS, 2.375%, 01/15/2025	1,507,349
1,550,000	TIPS, 2.375%, 01/15/2017	1,909,736
500,000	TIPS, 2.50%, 01/15/2029	588,040
500,000	TIPS, 3.00%, 07/15/2012	656,427
500,000	TIPS, 3.625%, 04/15/2028	880,141
300,000	TIPS, 3.875%, 04/15/2029	539,026

	Total Treasury Inflation Protected Securities (cost $14,117,525)	14,804,540

	Total U.S. Government & Agency Obligations (cost $15,369,806)	16,057,039

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [31]

Schedule of Investments  |  Defensive Strategies

As of March 31, 2011 - (Unaudited)

Money Market Fund - 5.00%

Number of Shares		Fair Value
1,982,979	Fidelity Institutional Money Market Portfolio, 0.16%(A)	$1,982,979

	Total Money Market Fund (cost $1,982,979)	1,982,979

	TOTAL INVESTMENTS (cost $34,923,042) - 99.45%	$39,401,397

	OTHER ASSETS LESS LIABILITIES - 0.55%	225,900

	NET ASSETS - 100.00%	$39,627,297

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [32]

Schedule of Investments  |  Money Market

As of March 31, 2011 - (Unaudited)

Short Term Investments - 98.65%

Par Value		Fair Value
	Asset-Backed Securities - 3.02%
$326,542	CNH Equipment Trust, 0.42677%, 12/09/2011	$326,542

	Total Asset-Backed Securities (amortized cost $326,542)	326,542

	Money Market Fund - 12.39%
1,339,049	Fidelity Institutional Money Market Portfolio, 0.16% (B)	1,339,049

	Total Money Market Fund (cost $1,339,049)	1,339,049

	U.S. Government & Government Agencies (A) - 83.24%
1,500,000	U.S. Treasury Bill, 0.01%, 04/07/2011	1,499,979
1,500,000	U.S. Treasury Bill, 0.04%, 04/14/2011	1,499,951
500,000	U.S. Treasury Bill, 0.06%, 04/21/2011	499,981
1,500,000	U.S. Treasury Bill, 0.03%, 04/28/2011	1,499,961
1,500,000	U.S. Treasury Bill, 0.04%, 05/05/2011	1,499,928
1,000,000	U.S. Treasury Bill, 0.05%, 05/12/2011	999,949
1,500,000	U.S. Treasury Bill, 0.05%, 05/19/2012	1,499,931

	Total U.S. Government Agencies (amortized cost $8,999,680)	8,999,680

	TOTAL INVESTMENTS (cost $10,665,271) - 98.65%	$10,665,271

	OTHER ASSETS LESS LIABILITIES - 1.35%	146,174

	TOTAL NET ASSETS - 100.00%	$10,811,445

(A) Discount note; the rate shown represents the yield at March 31, 2011.

(B) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [33]

Schedule of Investments  |  Strategic Growth

As of March 31, 2011 - (Unaudited)

Mutual Funds (A) - 99.32%

Number of Shares		Fair Value
534,764	Timothy Plan Aggressive Growth Fund*	$3,700,564
406,540	Timothy Plan Defensive Strategies Fund	4,756,519
503,759	Timothy Plan High Yield Bond Fund	4,735,335
1,408,133	Timothy Plan International Fund	12,081,786
1,325,853	Timothy Plan Large/Mid Cap Growth Fund*	9,731,760
683,053	Timothy Plan Large/Mid Cap Value Fund	9,719,839
254,485	Timothy Plan Small Cap Value Fund*	3,644,230

	Total Mutual Funds (cost $45,057,067)	48,370,033

Money Market Fund - 0.37%
Number of Shares		Fair Value
179,354	Fidelity Institutional Money Market Portfolio, 0.16% (B)	179,354

	Total Money Market Fund (cost $179,354)	179,354

	TOTAL INVESTMENTS (cost $45,236,421) - 99.69%	$48,549,387

	OTHER ASSETS LESS LIABILITIES - 0.31%	151,171

	TOTAL NET ASSETS - 100.00%	$48,700,558

*	Non-income producing securities

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [34]

Schedule of Investments  |  Conservative Growth

As of March 31, 2011 - (Unaudited)

Mutual Funds (A) - 99.37%
Number of Shares		Fair Value
215,064	Timothy Plan Aggressive Growth Fund*	$1,488,242
599,481	Timothy Plan Defensive Strategies Fund	7,013,931
1,342,623	Timothy Plan Fixed Income Fund	13,802,168
495,410	Timothy Plan High Yield Bond Fund	4,656,853
564,686	Timothy Plan International Fund	4,845,001
794,700	Timothy Plan Large/Mid Cap Growth Fund*	5,833,096
509,007	Timothy Plan Large/Mid Cap Value Fund	7,243,171
169,631	Timothy Plan Small Cap Value Fund*	2,429,115

	Total Mutual Funds (cost $41,885,879)	47,311,577

Money Market Funds - 0.55%
Number of Shares		Fair Value
264,011	Fidelity Institutional Money Market Portfolio, 0.16% (B)	264,011

	Total Money Market Funds (cost $264,011)	264,011

	TOTAL INVESTMENTS (cost $42,149,890) - 99.92%	$47,575,588

	OTHER ASSETS LESS LIABILITIES - 0.08%	39,655

	NET ASSETS - 100.00%	$47,615,243

*	Non-income producing securities

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Schedules of Investments [35]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Assets

	Aggressive Growth	International
Cost, Investments in Unaffiliated Securities [NOTE 1]	$14,914,399	$35,393,585

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$18,595,383	$42,404,341

Cash	86,127	4,399
Receivable for:
Investments Sold	32,844	1,225,234
Fund Shares Sold	3,191,349	18,748
Interest	57	139
Dividends	4,820	77,973
Tax Reclaim	-	14,438
Prepaid Expenses	22,265	28,921

Total Assets	21,932,845	43,774,193

Liabilities

Accrued Advisory Fees	14,207	38,228
Accrued 12b-1 Fees	5,722	10,801
Accrued Expenses	7,362	16,578
Payable for:
Investments Purchased	223,314	206,875
Fund Shares Redeemed	-	4,830

Total Liabilities	250,605	277,312

Net Assets	$21,682,240	$43,496,881

Sources of Net Assets

Net Assets Consisted of:
Paid-in Capital	$21,686,091	$50,649,884
Accumulated Undistributed Net Investment Income (Loss)	(138,942)	533,160
Accumulated Net Realized Gain (Loss) on Investments	(3,545,893)	(14,696,919)
Net Unrealized Appreciation (Depreciation) on Investments	3,680,984	7,010,756

Net Assets	$21,682,240	$43,496,881

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [36]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Assets
	Large/Mid Cap Growth	Small Cap Value
Cost, Investments in Unaffiliated Securities [NOTE 1]	$43,510,409	$50,730,468

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$50,761,728	$58,565,167

Cash	9,497	(123,424)
Receivable for:
Investments Sold	644,392	772,150
Fund Shares Sold	33,262	468,429
Interest	652	83
Dividends	16,814	40,165
Prepaid Expenses	19,325	18,820

Total Assets	51,485,670	59,741,390

Liabilities

Accrued Advisory Fees	34,539	41,124
Accrued 12b-1 Fees	12,326	15,982
Accrued Expenses	21,213	25,047
Payable for:
Investments Purchased	2,725,430	1,074,299
Fund Shares Redeemed	60,503	9,430

Total Liabilities	2,854,011	1,165,882

Net Assets	$48,631,659	$58,575,508

Sources of Net Assets

Net Assets Consisted of:
Paid-in Capital	$42,700,796	$56,655,070
Accumulated Undistributed Net Investment Income (Loss)	(190,178)	(128,703)
Accumulated Net Realized Gain (Loss) on Investments	(1,130,278)	(5,785,558)
Net Unrealized Appreciation (Depreciation) on Investments	7,251,319	7,834,699

Net Assets	$48,631,659	$58,575,508

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [37]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Assets
	Large/Mid Cap Value	Fixed Income
Cost, Investments in Unaffiliated Securities [NOTE 1]	$83,632,794	$61,799,896

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$109,208,005	$63,961,634

Cash	6,786	28,868
Receivable for:
Fund Shares Sold	134,936	88,440
Interest	418	561,856
Dividends	127,421	-
Prepaid Expenses	23,251	20,364

Total Assets	109,500,817	64,661,162

Liabilities

Accrued Advisory Fees	77,380	24,952
Accrued 12b-1 Fees	29,937	18,885
Accrued Expenses	53,815	34,290
Payable for:
Fund Shares Redeemed	77,201	106,124

Total Liabilities	238,333	184,251

Net Assets	$109,262,484	$64,476,911

Sources of Net Assets

Net Assets Consisted of:
Paid-in Capital	$101,361,097	$63,857,930
Accumulated Undistributed Net Investment Income (Loss)	77,454	(10,227)
Accumulated Net Realized Gain (Loss) on Investments	(17,751,278)	(1,532,530)
Net Unrealized Appreciation (Depreciation) on Investments	25,575,211	2,161,738

Net Assets	$109,262,484	$64,476,911

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [38]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Assets

	High Yield Bond	Defensive Strategies
Cost, Investments in Unaffiliated Securities [NOTE 1]	$24,274,798	$34,923,042

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$25,798,999	$39,401,397

Cash	10,289	4,558
Receivable for:
Fund Shares Sold	40,127	207,454
Interest	527,731	73,573
Dividends	-	21,978
Prepaid Expenses	22,916	18,312

Total Assets	26,400,062	39,727,272

Liabilities

Accrued Advisory Fees	13,323	19,935
Accrued 12b-1 Fees	6,287	14,843
Accrued Expenses	12,233	14,165
Payable for:
Fund Shares Redeemed	33,985	51,032

Total Liabilities	65,828	99,975

Net Assets	$26,334,234	$39,627,297

Sources of Net Assets

Net Assets Consisted of:
Paid-in Capital	$27,012,056	$34,575,165
Accumulated Undistributed Net Investment Income (Loss)	(5,154)	72,458
Accumulated Net Realized Gain (Loss) on Investments	(2,196,869)	501,319
Net Unrealized Appreciation (Depreciation) on Investments	1,524,201	4,478,355

Net Assets	$26,334,234	$39,627,297

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [39]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Assets

Money Market
Cost, Investments in Unaffiliated Securities [NOTE 1]	$10,665,271

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$10,665,271

Cash	88,107
Receivable for:
Waiver of Advisory Fees	5,949
Fund Shares Sold	49,300
Interest	197
Prepaid Expenses	13,383

Total Assets	10,822,207

Liabilities

Accrued Expenses	10,327
Payable for:
Fund Distributions	435

Total Liabilities	10,762

Net Assets	$10,811,445

Sources of Net Assets

Net Assets Consisted of:
Paid-in Capital	$10,804,544
Accumulated Undistributed Net Investment Income (Loss)	7,904
Accumulated Net Realized Gain (Loss) on Investments	(1,003)

Net Assets	$10,811,445

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [40]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Assets

	Strategic Growth	Conservative Growth
Cost, Investments in Unaffiliated Securities [NOTE 1]	$179,354	$264,011
Cost, Investments in Affiliated Securities [NOTE 1]	45,057,067	41,885,879

Total Cost, Investments	$45,236,421	$42,149,890

Fair Value, Investments in Unaffiliated Securities [NOTE 1]	$179,354	$264,011
Fair Value, Investments in Affiliated Securities [NOTE 1]	48,370,033	47,311,577

Total Fair Value, Investments	$48,549,387	$47,575,588

Cash	42,407	34,437
Receivable for:
Fund Shares Sold	175,849	107,798
Interest	9	16
Dividends	70,028	191,735
Prepaid Expenses	21,588	16,017

Total Assets	48,859,268	47,925,591

Liabilities

Accrued Advisory Fees	26,963	26,772
Accrued 12b-1 Fees	6,404	6,596
Accrued Expenses	18,890	20,829
Payable for:
Investments Purchased	70,028	191,689
Fund Shares Redeemed	36,425	64,462

Total Liabilities	158,710	310,348

Net Assets	$48,700,558	$47,615,243

Sources of Net Assets

Net Assets Consisted of:
Paid-in Capital	$55,420,472	$49,485,638
Accumulated Undistributed Net Investment Income (Loss)	(44,087)	114,878
Accumulated Net Realized Gain (Loss) on Investments	(9,988,793)	(7,410,971)
Net Unrealized Appreciation (Depreciation) on Investments	3,312,966	5,425,698

Net Assets	$48,700,558	$47,615,243

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [41]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Net Assets (unlimited shares of $0.001 par beneficial interest authorized)

	Aggressive Growth	International	Large/Mid Cap Growth

Class A Shares:
Net Assets	$19,077,839	$41,540,735	$45,105,041

Shares Outstanding	2,758,409	4,838,807	6,144,141
Net Asset Value and Redemption Price per Share	$6.92	$8.58	$7.34

Offering Price Per Share (NAV / 0.945)	$7.32	$9.08	$7.77

Class B Shares:
Net Assets	$246,885	N/A	$350,581

Shares Outstanding	39,098	N/A	51,838
Net Asset Value, Offering and Redemption
Price per Share	$6.31	N/A	$6.76

Class C Shares:
Net Assets	$2,357,516	$1,956,146	$3,176,037

Shares Outstanding	372,155	232,365	468,812
Net Asset Value and Offering Price per Share	$6.33	$8.42	$6.77

Minimum Redemption Price Per Share (NAV * 0.99)	$6.27	$8.34	$6.70

Net Assets (unlimited shares of $0.001 par beneficial interest authorized)
	Small Cap Value	Large/Mid Cap Value	Fixed Income

Class A Shares:
Net Assets	$52,190,114	$97,830,746	$56,650,714

Shares Outstanding	3,645,508	6,876,925	5,512,386
Net Asset Value and Redemption Price per Share	$14.32	$14.23	$10.28

Offering Price Per Share *	$15.15	$15.06	$10.76

Class B Shares:
Net Assets	$976,081	$555,765	$111,985

Shares Outstanding	79,152	43,131	11,214
Net Asset Value, Offering and Redemption
Price per Share	$12.33	$12.89	$9.99

Class C Shares:
Net Assets	$5,409,313	$10,875,973	$7,714,212

Shares Outstanding	435,759	849,303	775,805
Net Asset Value and Offering Price per Share	$12.41	$12.81	$9.94

Minimum Redemption Price Per Share (NAV * 0.99)	$12.29	$12.68	$9.84

*NAV / 0.945 for Small Cap Value Fund and Large / Mid Cap Value Fund and 0.955 for Fixed Income Fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [42]

Statements of Assets & Liabilities

As of March 31, 2011 (Unaudited)

Net Assets (unlimited shares of $0.001 par beneficial interest authorized)

	High Yield Bond	Defensive Strategies	Money Market
Class A Shares:
Net Assets	$25,152,184	$28,917,948	$10,811,445

Shares Outstanding	2,676,645	2,471,249	10,802,879
Net Asset Value and Redemption Price per Share	$9.40	$11.70	$1.00

Offering Price Per Share *	$9.84	$12.38	N/A

Class B Shares:
Net Assets	N/A	N/A	N/A

Shares Outstanding	N/A	N/A	N/A
Net Asset Value, Offering and Redemption
Price per Share	N/A	N/A	N/A

Class C Shares:
Net Assets	$1,182,050	$10,709,349	N/A

Shares Outstanding	124,893	928,444	N/A
Net Asset Value and Offering Price per Share	$9.46	$11.53	N/A

Minimum Redemption Price Per Share (NAV * 0.99)	$9.37	$11.41	N/A

Net Assets (unlimited shares of $0.001 par beneficial interest authorized)
	Strategic Growth	Conservative Growth

Class A Shares:
Net Assets	$38,490,849	$37,117,167

Shares Outstanding	5,096,897	3,851,991
Net Asset Value and Redemption Price per Share	$7.55	$9.64

Offering Price Per Share (NAV / 0.945)	$7.99	$10.20

Class B Shares:
Net Assets	$2,185,187	$1,753,109

Shares Outstanding	306,960	192,848
Net Asset Value, Offering and Redemption
Price per Share	$7.12	$9.09

Class C Shares:
Net Assets	$8,024,522	$8,744,967

Shares Outstanding	1,130,494	965,053
Net Asset Value and Offering Price per Share	$7.10	$9.06

Minimum Redemption Price Per Share (NAV * 0.99)	$7.03	$8.97

*NAV / 0.955 for High Yield Bond Fund and 0.945 for Defensive Strategies Fund. Money Market Fund is not subject to a sales load.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Assets and Liabilities [43]

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Aggressive Growth	International
Investment Income
Interest from:
Unaffiliated Investments	$424	$1,807
Dividends from:
Unaffiliated Investments	26,104	968,422	(A)

Total Investment Income	26,528	970,229

Expenses
Investment Advisory Fees [NOTE 4]	76,475	210,697
12b-1 Fees [NOTE 4]
Class A	19,708	50,194
Class B	1,454	-
Class C	9,686	9,922
Fund Accounting, Transfer Agency, & Administration Fees	17,293	38,368
Registration Fees	13,104	13,650
Custodian Fees	9,547	3,955
Sub-Transfer Agency Fees	12,010	15,390
Audit Fees	1,775	5,884
Printing Expense	1,729	4,078
CCO Expense	1,045	2,760
Trustee Fees	885	2,068
Miscellaneous Expense	473	472
Insurance Expense	286	723

Total Expenses	165,470	358,161

Total Net Expenses	165,470	358,161

Net Investment Income (Loss)	(138,942)	612,068

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Unaffiliated Investments	3,425,847	743,066
Change in Unrealized Appreciation (Depreciation) of Investments	884,892	3,102,813

Net Realized and Unrealized Gain (Loss) on Investments	4,310,739	3,845,879

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,171,797	$4,457,947

(A) Net of foreign withholding taxes of $20,823.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Operations [44]

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Large/Mid Cap Growth	Small Cap Value
Investment Income
Interest from:
Unaffiliated Investments	$2,104	$1,615
Dividends from:
Unaffiliated Investments	183,993	306,322

Total Investment Income	186,097	307,937

Expenses
Investment Advisory Fees [NOTE 4]	194,461	227,656
12b-1 Fees [NOTE 4]
Class A	53,051	58,847
Class B	2,427	8,514
Class C	14,147	23,928
Fund Accounting, Transfer Agency, & Administration Fees	43,320	49,167
Sub-Transfer Agency Fees	33,628	29,766
Registration Fees	13,832	14,378
Custodian Fees	5,965	6,495
Audit Fees	4,939	5,794
Printing Expense	3,815	4,417
CCO Expense	3,049	3,409
Trustee Fees	2,323	2,829
Insurance Expense	844	966
Miscellaneous Expense	474	474

Total Expenses	376,275	436,640

Total Net Expenses	376,275	436,640

Net Investment Income (Loss)	(190,178)	(128,703)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Unaffiliated Investments	6,091,357	8,263,355
Change in Unrealized Appreciation (Depreciation) of Investments	3,303,314	4,445,124

Net Realized and Unrealized Gain (Loss) on Investments	9,394,671	12,708,479

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,204,493	$12,579,776

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Operations [45]

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Large/Mid Cap Value	Fixed Income
Investment Income
Interest from:
Unaffiliated Investments	$2,591	$1,278,790
Dividends from:
Unaffiliated Investments	906,250	-

Total Investment Income	908,841	1,278,790

Expenses
Investment Advisory Fees [NOTE 4]	428,974	198,780
12b-1 Fees [NOTE 4]
Class A	112,500	72,413
Class B	3,847	1,238
Class C	50,828	40,409
Fund Accounting, Transfer Agency, & Administration Fees	92,401	70,460
Sub-Transfer Agency Fees	64,259	42,340
Registration Fees	14,560	17,298
Audit Fees	10,917	7,074
Custodian Fees	8,509	7,052
Printing Expense	7,972	5,285
CCO Expense	6,725	4,687
Trustee Fees	5,213	3,190
Insurance Expense	1,873	1,161
Miscellaneous Expense	473	474

Total Expenses	809,051	471,861

Fees Waived by Advisor [NOTE 3]	-	(49,695)

Total Net Expenses	809,051	422,166

Net Investment Income (Loss)	99,790	856,624

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Unaffiliated Investments	2,880,187	169,231
Change in Unrealized Appreciation (Depreciation) of Investments	15,588,929	(1,913,754)

Net Realized and Unrealized Gain (Loss) on Investments	18,469,116	(1,744,523)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,568,906	$(887,899)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Operations [46]

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	High Yield Bond	Defensive Strategies
Investment Income
Interest from:
Unaffiliated Investments	$881,667	$201,579
Dividends from:
Unaffiliated Investments	-	126,843

Total Investment Income	881,667	328,422

Expenses
Investment Advisory Fees [NOTE 4]	72,557	102,033
12b-1 Fees [NOTE 4]
Class A	28,873	32,724
Class C	5,439	39,158
Fund Accounting, Transfer Agency, & Administration Fees	25,023	31,935
Registration Fees	13,380	19,474
Audit Fees	6,581	6,761
Sub-Transfer Agency Fees	7,452	13,270
Printing Expense	2,250	3,379
Custodian Fees	2,331	6,262
CCO Expense	1,667	2,140
Trustee Fees	1,113	929
Miscellaneous Expense	473	446
Insurance Expense	404	480

Total Expenses	167,543	258,991

Total Net Expenses	167,543	258,991

Net Investment Income (Loss)	714,124	69,431

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Unaffiliated Investments	239,467	749,996
Change in Unrealized Appreciation (Depreciation) of Investments	509,540	2,355,998

Net Realized and Unrealized Gain (Loss) on Investments	749,007	3,105,994

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,463,131	$3,175,425

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Operations [47]

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

Money Market
Investment Income
Interest from:
Unaffiliated Investments	$8,064

Total Investment Income	8,064

Expenses
Investment Advisory Fees [NOTE 4]	36,667
Fund Accounting, Transfer Agency, & Administration Fees	13,164
Registration Fees	9,646
Custodian Fees	6,283
Sub-Transfer Agency Fees	3,401
Audit Fees	2,019
Printing Expense	1,496
CCO Expense	943
Trustee Fees	1,075
Insurance Expense	231
Miscellaneous Expense	236

Total Expenses	75,161

Fees Waived by Advisor [NOTE 3]	(12,222)
Expenses Reimbursed by Advisor [NOTE 3]	(59,884)

Total Net Expenses	3,055

Net Investment Income (Loss)	5,009

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Unaffiliated Investments	(1,704)

Net Realized and Unrealized Gain (Loss) on Investments	(1,704)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,305

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Operations [48]

Statements of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Strategic Growth	Conservative Growth
Investment Income
Interest from:
Unaffiliated Investments	$71	$97
Dividends from:
Affiliated Investments	254,722	412,733

Total Investment Income	254,793	412,830

Expenses
Investment Advisory Fees [NOTE 4]	157,450	156,234
12b-1 Fees [NOTE 4]
Class B	11,662	8,450
Class C	28,579	30,282
Fund Accounting, Transfer Agency, & Administration Fees	44,543	45,643
Sub-Transfer Agency Fees	19,753	20,184
Registration Fees	13,646	13,920
Printing Expense	4,764	5,413
Audit Fees	6,066	5,460
Custodian Fees	5,037	5,099
CCO Expense	3,446	3,200
Trustee Fees	2,516	2,594
Insurance Expense	877	935
Miscellaneous Expense	474	473

Total Expenses	298,813	297,887

Total Net Expenses	298,813	297,887

Net Investment Income (Loss)	(44,020)	114,943

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Affiliated Investments	(501,743)	(55,158)
Change in Unrealized Appreciation (Depreciation) of Investments	7,836,618	4,413,895

Net Realized and Unrealized Gain (Loss) on Investments	7,334,875	4,358,737

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,290,855	$4,473,680

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Operations [49]

Statements of Changes in Net Assets  |  Aggressive Growth

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)			Year ended 09/30/10			Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$(138,942)			$(254,555)			$(201,996)
Net Realized Gain (Loss) on Investments	3,425,847			3,285,274			(2,667,673)
Change in Unrealized Appreciation (Depreciation) of Investments	884,892			(700,397)			6,229,851

Net Increase (Decrease) in Net Assets (resulting from operations)	4,171,797			2,330,322			3,360,182

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,766,641	(B	)	1,860,320	(C	)	1,228,054	(D	)
Class B	-			23,703			-
Class C	418,000			354,687			190,027
Cost of Shares Redeemed:
Class A	(5,571,434)			(7,615,959)			(1,839,116)
Class B	(189,366)	(B	)	(93,874)	(C	)	(179,275)	(D	)
Class C	(197,028)			(433,734)			(237,480)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	2,226,813			(5,904,857)			(837,790)

Total Increase (Decrease) in Net Assets	6,398,610			(3,574,535)			2,522,392

Net Assets:
Beginning of period	15,283,630			18,858,165			16,335,773

End of period	$21,682,240			$15,283,630			$18,858,165

Accumulated Undistributed Net Investment Income (Loss)	$(138,942)			$-			$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,198,707	(B	)	370,914	(C	)	331,324	(D	)
Class B	-			5,437			-
Class C	71,725			78,689			53,423
Shares Redeemed:
Class A	(886,596)			(1,694,190)			(490,930)
Class B	(34,824)	(B	)	(21,099)	(C	)	(52,300)	(D	)
Class C	(35,004)			(96,731)			(68,122)

Net Increase (Decrease) in Number of Shares Outstanding	314,008			(1,356,980)			(226,605)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($167,361 representing 31,072 shares) to Class A shares ($167,361 representing 28,443 shares).

(C) Includes automatic conversion of Class B shares ($32,688 representing 7,631 shares) to Class A shares ($32,688 representing 7,030 shares).

(D) Includes automatic conversion of Class B shares ($138,616 representing 40,607 shares) to Class A shares ($138,616 representing 37,670 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [50]

Statements of Changes in Net Assets  |  International

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)	Year ended 09/30/10	Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$612,068	$197,357	$415,092
Net Realized Gain (Loss) on Investments	743,066	(1,864,844)	(5,756,467)
Change in Unrealized Appreciation (Depreciation) of Investments	3,102,813	2,989,598	13,894,617

Net Increase (Decrease) in Net Assets (resulting from operations)	4,457,947	1,322,111	8,553,242

Distributions to Shareholders From:
Net Investment Income:
Class A	(212,571)	(466,907)	-
Class C	(6,909)	(16,268)	-

Total Distributions	(219,480)	(483,175)	-

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,643,067	9,293,475	5,238,049
Class C	255,898	857,791	344,856
Dividends Reinvested:
Class A	195,030	428,150	-
Class C	5,363	13,857	-
Cost of Shares Redeemed:
Class A	(9,533,382)	(12,582,095)	(7,490,528)
Class C	(455,170)	(367,443)	(179,451)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	2,110,806	(2,356,265)	(2,087,074)

Total Increase (Decrease) in Net Assets	6,349,273	(1,517,329)	6,466,168

Net Assets:
Beginning of period	37,147,608	38,664,937	32,198,769

End of period	$43,496,881	$37,147,608	$38,664,937

Accumulated Undistributed Net Investment Income (Loss)	$533,160	$140,572	$426,390

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,397,290	1,254,272	870,021
Class C	31,659	113,556	54,460
Shares Reinvested:
Class A	23,898	54,682	-
Class C	669	1,792	-
Shares Redeemed:
Class A	(1,146,271)	(1,697,642)	(1,188,414)
Class C	(56,114)	(50,328)	(31,068)

Net Increase (Decrease) in Number of Shares Outstanding	251,131	(323,668)	(295,001)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [51]

Statements of Changes in Net Assets  |  Large/Mid Cap Growth

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)			Year ended 09/30/10			Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$(190,178)			$(332,565)			$(164,775)
Net Realized Gain (Loss) on Investments	6,091,357			3,947,518			(2,950,198)
Change in Unrealized Appreciation (Depreciation) of Investments	3,303,314			952,504			10,218,574

Net Increase (Decrease) in Net Assets (resulting from operations)	9,204,493			4,567,457			7,103,601

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,391,674	(B	)	6,385,933	(C	)	2,870,891
Class B	-			21,288			3,853
Class C	724,928			691,586			335,469
Cost of Shares Redeemed:
Class A	(5,699,178)			(7,716,915)			(5,919,458)
Class B	(447,089)	(B	)	(558,323)	(C	)	(97,613)
Class C	(631,629)			(525,440)			(550,408)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,661,294)			(1,701,871)			(3,357,266)

Total Increase (Decrease) in Net Assets	6,543,199			2,865,586			3,746,335

Net Assets:
Beginning of period	42,088,460			39,222,874			35,476,539

End of period	$48,631,659			$42,088,460			$39,222,874

Accumulated Undistributed Net Investment Income (Loss)	$(190,178)			$-			$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	500,259	(B	)	1,144,683	(C	)	640,864
Class B	-			4,052			928
Class C	114,095			130,866			78,171
Shares Redeemed:
Class A	(844,717)			(1,361,041)			(1,345,096)
Class B	(74,582)	(B	)	(103,590)	(C	)	(23,674)
Class C	(100,053)			(99,562)			(133,643)

Net Increase (Decrease) in Number of Shares Outstanding	(404,998)			(284,592)			(782,450)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($398,614 representing 66,690 shares) to Class A shares ($398,614 representing 61,638 shares).

(C) Includes automatic conversion of Class B shares ($391,947 representing 71,554 shares) to Class A shares ($391,947 representing 66,349 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [52]

Statements of Changes in Net Assets  |  Small Cap Value

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)			Year ended 09/30/10			Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$(128,703)			$(311,453)			$(296,132)
Capital Gain Dividends from REITs	-			16,268			23,271
Net Realized Gain (Loss) on Investments	8,263,355			6,310,642			(1,480,291)
Change in Unrealized Appreciation (Depreciation) of Investments	4,445,124			(1,924,103)			9,015,718

Net Increase (Decrease) in Net Assets (resulting from operations)	12,579,776			4,091,354			7,262,566

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,001,123	(B	)	5,432,696	(C	)	4,308,472	(D	)
Class B	4,993			15,444			-
Class C	544,831			869,702			424,218
Cost of Shares Redeemed:
Class A	(6,327,492)			(15,636,285)			(5,977,541)
Class B	(2,575,949)	(B	)	(1,288,320)	(C	)	(620,618)	(D	)
Class C	(433,647)			(889,192)			(935,477)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(1,786,141)			(11,495,955)			(2,800,946)

Total Increase (Decrease) in Net Assets	10,793,635			(7,404,601)			4,461,620

Net Assets:
Beginning of period	47,781,873			55,186,474			50,724,854

End of period	$58,575,508			$47,781,873			$55,186,474

Accumulated Undistributed Net Investment Income (Loss)	$(128,703)			$-			$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	540,975	(B	)	491,833	(C	)	511,073	(D	)
Class B	438			1,620			-
Class C	47,459			90,254			55,575
Shares Redeemed:
Class A	(484,535)			(1,515,665)			(698,823)
Class B	(240,878)	(B	)	(136,357)	(C	)	(82,249)	(D	)
Class C	(38,121)			(94,152)			(123,231)

Net Increase (Decrease) in Number of Shares Outstanding	(174,662)			(1,162,467)			(337,655)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($2,490,160 representing 233,228 shares) to Class A shares ($2,490,160 representing 201,234 shares).

(C) Includes automatic conversion of Class B shares ($665,559 representing 70,422 shares) to Class A shares ($665,559 representing 61,038 shares).

(D) Includes automatic conversion of Class B shares ($132,891 representing 16,408 shares) to Class A shares ($132,891 representing 14,308 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [53]

Statements of Changes in Net Assets  |  Large/Mid Cap Value

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)			Year ended 09/30/10			Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$99,790			$277,344			$290,749
Capital Gain Dividends from REITs	-			14,140			56,992
Net Realized Gain (Loss) on Investments	2,880,187			5,661,957			(5,325,537)
Change in Unrealized Appreciation (Depreciation) of Investments	15,588,929			3,112,652			19,278,975

Net Increase (Decrease) in Net Assets (resulting from operations)	18,568,906			9,066,093			14,301,179

Distributions to Shareholders From:
Net Investment Income:
Class A	(261,906)			(356,852)			-
Class B	(81)			(5,573)			-
Class C	(14,121)			(32,368)			-

Total Distributions	(276,108)			(394,793)			-

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	13,045,863	(B	)	17,995,566	(C	)	13,727,988	(D	)
Class B	5,970			16,897			10,649
Class C	1,300,190			1,801,079			1,187,000
Dividends Reinvested:
Class A	227,626			307,025			-
Class B	71			5,078			-
Class C	11,454			24,598			-
Cost of Shares Redeemed:
Class A	(12,467,296)			(28,066,046)			(13,355,139)
Class B	(688,579)	(B	)	(766,541)	(C	)	(770,992)	(D	)
Class C	(1,745,510)			(2,767,557)			(1,517,058)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(310,211)			(11,449,901)			(717,552)

Total Increase (Decrease) in Net Assets	17,982,587			(2,778,601)			13,583,627

Net Assets:
Beginning of period	91,279,897			94,058,498			80,474,871

End of period	$109,262,484			$91,279,897			$94,058,498

Accumulated Undistributed Net Investment Income (Loss)	$77,454			$253,772			$318,708

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	986,676	(B	)	1,609,716	(C	)	1,527,499	(D	)
Class B	539			1,735			1,346
Class C	109,236			178,749			141,471
Shares Reinvested:
Class A	17,216			27,364			-
Class B	6			497			-
Class C	960			2,416			-
Shares Redeemed:
Class A	(943,439)			(2,542,612)			(1,464,060)
Class B	(59,761)	(B	)	(76,437)	(C	)	(93,370)	(D	)
Class C	(148,821)			(274,697)			(188,471)

Net Increase (Decrease) in Number of Shares Outstanding	(37,388)			(1,073,269)			(75,585)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($607,267 representing 53,155 shares) to Class A shares ($607,267 representing 48,011 shares).

(C) Includes automatic conversion of Class B shares ($485,983 representing 48,535 shares) to Class A shares ($485,983 representing 44,047 shares).

(D) Includes automatic conversion of Class B shares ($547,116 representing 65,891 shares) to Class A shares ($547,116 representing 60,101 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [54]

Statements of Changes in Net Assets  |  Fixed Income

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)		Year ended 09/30/10		Period ended 09/30/09	(A)

Operations:
Net Investment Income (Loss)	$856,624		$1,593,860		$1,121,628
Net Realized Gain (Loss) on Investments	169,231		391,226		(363,079)
Change in Unrealized Appreciation (Depreciation) of Investments	(1,913,754)		2,074,852		3,043,140

Net Increase (Decrease) in Net Assets (resulting from operations)	(887,899)		4,059,938		3,801,689

Distributions to Shareholders From:
Net Investment Income:
Class A	(812,950)		(1,463,500)		(1,030,855)
Class B	(1,713)		(10,119)		(18,994)
Class C	(84,355)		(152,405)		(84,563)

Total Distributions	(899,018)		(1,626,024)		(1,134,412)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,732,050	(B)	23,371,938	(C)	15,547,916	(D)
Class B	10,000		11,214		26,344
Class C	1,043,135		4,581,705		3,291,479
Dividends Reinvested:
Class A	756,713		1,366,616		971,951
Class B	1,213		8,325		16,644
Class C	72,945		128,869		62,936
Cost of Shares Redeemed:
Class A	(9,115,983)		(16,116,013)		(8,207,233)
Class B	(203,364)	(B)	(512,736)	(C)	(547,920)	(D)
Class C	(1,613,273)		(1,762,597)		(1,239,605)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(1,316,564)		11,077,321		9,922,512

Total Increase (Decrease) in Net Assets	(3,103,481)		13,511,235		12,589,789

Net Assets:
Beginning of period	67,580,392		54,069,157		41,479,368

End of period	$64,476,911		$67,580,392		$54,069,157

Accumulated Undistributed Net Investment Income (Loss)	$(10,227)		$32,167		$(12,064)

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	741,848	(B)	2,264,804	(C)	1,572,537	(D)
Class B	976		1,122		2,732
Class C	103,290		459,586		342,893
Shares Reinvested:
Class A	73,583		132,845		98,066
Class B	121		839		1,741
Class C	7,333		12,923		6,535
Shares Redeemed:
Class A	(874,973)		(1,567,585)		(836,481)
Class B	(20,259)	(B)	(51,241)	(C)	(57,366)	(D)
Class C	(160,682)		(177,159)		(129,520)

Net Increase (Decrease) in Number of Shares Outstanding	(128,763)		1,076,134		1,001,137

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($180,121 representing 17,949 shares) to Class A shares ($180,121 representing 17,400 shares).

(C) Includes automatic conversion of Class B shares ($329,284 representing 32,881 shares) to Class A shares ($329,284 representing 31,865 shares).

(D) Includes automatic conversion of Class B shares ($335,825 representing 35,147 shares) to Class A shares ($335,825 representing 34,072 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [55]

Statements of Changes in Net Assets  |  High Yield Bond

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)	Year ended 09/30/10	Period ended 09/30/09	(A)

Operations:
Net Investment Income (Loss)	$714,124	$1,381,531	$997,484
Net Realized Gain (Loss) on Investments	239,467	452,770	(1,807,422)
Change in Unrealized Appreciation (Depreciation) of Investments	509,540	1,010,351	6,648,416

Net Increase (Decrease) in Net Assets (resulting from operations)	1,463,131	2,844,652	5,838,478

Distributions to Shareholders From:
Net Investment Income:
Class A	(691,148)	(1,331,309)	(993,063)
Class C	(28,154)	(50,198)	(21,558)

Total Distributions	(719,302)	(1,381,507)	(1,014,621)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,859,249	6,933,191	6,181,963
Class C	238,319	548,832	379,942
Dividends Reinvested:
Class A	657,895	1,261,483	951,405
Class C	19,161	35,472	15,955
Cost of Shares Redeemed:
Class A	(3,692,340)	(6,727,086)	(6,409,997)
Class C	(148,131)	(145,950)	(79,706)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	2,934,153	1,905,942	1,039,562

Total Increase (Decrease) in Net Assets	3,677,982	3,369,087	5,863,419

Net Assets:
Beginning of period	22,656,252	19,287,165	13,423,746

End of period	$26,334,234	$22,656,252	$19,287,165

Accumulated Undistributed Net Investment Income (Loss)	$(5,154)	$24	$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	625,139	782,374	829,334
Class C	25,306	61,641	50,127
Shares Reinvested:
Class A	70,800	142,723	131,606
Class C	2,047	3,983	2,126
Shares Redeemed:
Class A	(393,804)	(766,222)	(876,583)
Class C	(15,846)	(16,540)	(10,343)

Net Increase (Decrease) in Number of Shares Outstanding	313,642	207,959	126,267

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [56]

Statements of Changes in Net Assets  |  Defensive Strategies

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)	Year ended 09/30/10	(A)

Operations:
Net Investment Income (Loss)	$69,431	$6,391
Capital Gain Dividends from REITs	-	31,216
Net Realized Gain (Loss) on Investments	749,996	404,252
Change in Unrealized Appreciation (Depreciation) of Investments	2,355,998	2,122,357

Net Increase (Decrease) in Net Assets (resulting from operations)	3,175,425	2,564,216

Distributions to Shareholders From:
Net Investment Income:
Class A	-	(2,918)
Class C	-	(445)
Net Realized Gains:
Class A	(112,375)	(434,295)
Class C	(33,422)	(104,053)
Return of Capital:
Class A	-	(397,132)
Class C	-	(80,358)

Total Distributions	(145,797)	(1,019,201)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,387,428	24,560,497
Class C	4,678,206	5,422,174
Dividends Reinvested:
Class A	111,243	829,995
Class C	33,336	184,556
Cost of Shares Redeemed:
Class A	(3,290,073)	(3,422,455)
Class C	(209,632)	(232,621)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	7,710,508	27,342,146

Total Increase (Decrease) in Net Assets	10,740,136	28,887,161

Net Assets:
Beginning of period	28,887,161	-

End of period	$39,627,297	$28,887,161

Accumulated Undistributed Net Investment Income (Loss)	$72,458	$3,027

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	567,341	2,434,205
Class C	421,845	527,240
Shares Reinvested:
Class A	9,995	77,678
Class C	3,033	17,476
Shares Redeemed:
Class A	(289,421)	(328,549)
Class C	(18,787)	(22,363)

Net Increase (Decrease) in Number of Shares Outstanding	694,006	2,705,687

(A) For the period November 4, 2009 (commencement of operations) through September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [57]

Statements of Changes in Net Assets  |  Money Market

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)	Year ended 09/30/10	Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$5,009	$10,067	$19,717
Net Realized Gain (Loss) on Investments	(1,704)	701	5,397

Net Increase (Decrease) in Net Assets (resulting from operations)	3,305	10,768	25,114

Distributions to Shareholders From:
Net Investment Income:	(4,989)	(10,048)	(19,743)

Total Distributions	(4,989)	(10,048)	(19,743)

Capital Share Transactions:
Proceeds from Shares Sold	5,664,102	62,161,696	66,347,945
Dividends Reinvested	4,678	8,029	8,798
Cost of Shares Redeemed	(8,245,371)	(75,948,932)	(73,053,550)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,576,591)	(13,779,207)	(6,696,807)

Total Increase (Decrease) in Net Assets	(2,578,275)	(13,778,487)	(6,691,436)

Net Assets:
Beginning of period	13,389,720	27,168,207	33,859,643

End of period	$10,811,445	$13,389,720	$27,168,207

Accumulated Undistributed Net Investment Income (Loss)	$7,904	$7,884	$7,683

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	5,666,810	62,161,697	66,347,945
Shares Reinvested	4,678	8,029	8,798
Shares Redeemed	(8,249,782)	(75,948,933)	(73,053,550)

Net Increase (Decrease) in Number of Shares Outstanding	(2,578,294)	(13,779,207)	(6,696,807)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [58]

Statements of Changes in Net Assets  |  Strategic Growth

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)		Year ended 09/30/10		Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$(44,020)		$41,292		$(143,802)
Net Realized Gain (Loss) on Investments	(501,743)		(4,580,132)		(2,575,633)
Capital Gain Distributions from Affiliated Funds	-		15,230		-
Change in Unrealized Appreciation (Depreciation) of Investments	7,836,618		8,000,124		10,776,761

Net Increase (Decrease) in Net Assets (resulting from operations)	7,290,855		3,476,514		8,057,326

Distributions to Shareholders From:
Net Investment Income:
Class A	(41,359)		-		-

Total Distributions	(41,359)		-		-

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,583,258	(B)	10,177,043	(C)	4,315,979	(D)
Class B	-		76,783		-
Class C	689,600		1,472,104		1,239,886
Dividends Reinvested:
Class A	37,242		-		-
Class B	-		-		-
Class C	-		-		-
Cost of Shares Redeemed:
Class A	(7,878,185)		(8,677,400)		(5,107,122)
Class B	(2,943,856)	(B)	(1,985,860)	(C)	(1,520,998)	(D)
Class C	(768,314)		(2,688,307)		(1,478,861)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(4,280,255)		(1,625,637)		(2,551,116)

Total Increase (Decrease) in Net Assets	2,969,241		1,850,877		5,506,210

Net Assets:
Beginning of period	45,731,317		43,880,440		38,374,230

End of period	$48,700,558		$45,731,317		$43,880,440

Accumulated Undistributed Net Investment Income (Loss)	$(44,087)		$41,292		$-

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	940,682	(B)	1,638,898	(C)	852,285	(D)
Class B	-		13,219		-
Class C	103,534		252,813		261,910
Shares Reinvested:
Class A	5,216		-		-
Class B	-		-		-
Class C	-		-		-
Shares Redeemed:
Class A	(1,100,835)		(1,424,189)		(1,054,172)
Class B	(459,103)	(B)	(343,379)	(C)	(309,613)	(D)
Class C	(113,488)		(460,286)		(305,442)

Net Increase (Decrease) in Number of Shares Outstanding	(623,994)		(322,924)		(555,032)

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($2,388,153 representing 374,678 shares) to Class A shares ($2,388,153 representing 352,435 shares).

(C) Includes automatic conversion of Class B shares ($942,809 representing 163,586 shares) to Class A shares ($942,809 representing 154,781 shares).

(D) Includes automatic conversion of Class B shares ($383,724 representing 75,072 shares) to Class A shares ($383,724 representing 71,387 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [59]

Statements of Changes in Net Assets  |  Conservative Growth

Increase (Decrease) in Net Assets

	Six months ended 3/31/11 (Unaudited)		Year ended 09/30/10		Period ended 09/30/09	(A)
Operations:
Net Investment Income (Loss)	$114,943		$393,452		$164,857
Net Realized Gain (Loss) on Investments	(55,158)		(4,077,746)		(2,036,120)
Capital Gain Distributions from Affiliated Funds	-		23,585		-
Change in Unrealized Appreciation (Depreciation) of Investments	4,413,895		7,145,318		8,547,732

Net Increase (Decrease) in Net Assets (resulting from operations)	4,473,680		3,484,609		6,676,469

Distributions to Shareholders From:
Net Investment Income:
Class A	(322,689)		(456,632)		-
Class B	(12,991)		(61,754)		-
Class C	(57,747)		(89,581)		-

Total Distributions	(393,427)		(607,967)		-

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,488,120	(B)	9,573,831	(C)	8,047,031
Class B	84,890		84,058		1,965
Class C	1,406,553		1,948,340		1,565,900
Dividends Reinvested:
Class A	285,257		406,673		-
Class B	12,537		57,996		-
Class C	53,050		83,067		-
Cost of Shares Redeemed:
Class A	(7,898,219)		(10,282,385)		(5,818,596)
Class B	(1,864,658)	(B)	(2,370,007)	(C)	(1,053,283)
Class C	(759,626)		(2,601,447)		(1,669,268)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,192,096)		(3,099,874)		1,073,749

Total Increase (Decrease) in Net Assets	1,888,157		(223,232)		7,750,218

Net Assets:
Beginning of period	45,727,086		45,950,318		38,200,100

End of period	$47,615,243		$45,727,086		$45,950,318

Accumulated Undistributed Net Investment Income (Loss)	$114,878		$393,362		$607,877

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	702,712	(B)	1,132,186	(C)	1,088,656
Class B	9,735		10,502		233
Class C	160,725		248,499		228,382
Shares Reinvested:
Class A	30,839		48,356		-
Class B	1,434		7,259		-
Class C	6,084		10,422		-
Shares Redeemed:
Class A	(849,403)		(1,226,929)		(851,746)
Class B	(217,389)	(B)	(296,980)	(C)	(159,124)
Class C	(86,646)		(331,829)		(244,046)

Net Increase (Decrease) in Number of Shares Outstanding	(241,909)		(398,514)		62,355

(A) The Fund elected to change its fiscal year end from December 31 to September 30. The information presented is for January 1, 2009 through September 30, 2009.

(B) Includes automatic conversion of Class B shares ($1,649,483 representing 192,773 shares) to Class A shares ($1,649,483 representing 182,066 shares).

(C) Includes automatic conversion of Class B shares ($949,372 representing 118,537 shares) to Class A shares ($949,372 representing 112,309 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Statements of Changes [60]

Financial Highlights  |  Aggressive Growth (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)		Year ended 9/30/10	Period ended 9/30/09	(A)	Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.42		$4.51	$3.71		$6.80		$7.04	$7.38	$6.95

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.09)	(0.05)		(0.07)		(0.06)	(0.08)	(0.09)	(B)
Net Realized and Unrealized
Gain (Loss) on Investments	1.54		1.00	0.85		(3.01)		0.59	0.65	0.70

Total from Investment Operations	1.50		0.91	0.80		(3.08)		0.53	0.57	0.61

Less Distributions:

Dividends from Realized Gains	-		-	-		(0.01)		(0.77)	(0.91)	(0.18)

Total Distributions	-		-	-		(0.01)		(0.77)	(0.91)	(0.18)

Net Asset Value at End of Period	$6.92		$5.42	$4.51		$3.71		$6.80	$7.04	$7.38

Total Return (C)(D)	27.68%	(F)	20.18%	21.56%	(F)	(45.27)%		7.66%	7.50%	8.73%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$19,078		$13,247	$17,007		$14,575		$24,041	$23,187	$18,403
Ratio of Expenses to Average
Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.75%	(G)	1.88%	1.85%	(G)	1.72%		1.52%	1.59%	1.59%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.75%	(G)	1.88%	1.85%	(G)	1.72%		1.55%	1.60%	1.60%
Ratio of Net Investment Income
(Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.45)%	(G)	(1.61)%	(1.58)%	(G)	(1.33)%		(0.94)%	(1.17)%	(1.32)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.45)%	(G)	(1.61)%	(1.58)%	(G)	(1.33)%		(0.97)%	(1.18)%	(1.33)%
Portfolio Turnover	107.30%		88.96%	135.90%		243.59%	(E)	58.55%	96.39%	102.63%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [61]

Financial Highlights  |  Aggressive Growth (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)		Year ended 9/30/10	Period ended 9/30/09	(A)	Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.96		$4.17	$3.45		$6.36		$6.68	$7.09	$6.74

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)	(B)	(0.12)	(0.07)		(0.12)		(0.12)	(0.14)	(0.14)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.41		0.91	0.79		(2.78)		0.57	0.64	0.67

Total from Investment Operations	1.35		0.79	0.72		(2.90)		0.45	0.50	0.53

Less Distributions:
Dividends from Realized Gains	-		-	-		(0.01)		(0.77)	(0.91)	(0.18)

Total Distributions	-		-	-		(0.01)		(0.77)	(0.91)	(0.18)

Net Asset Value at End of Period	$6.31		$4.96	$4.17		$3.45		$6.36	$6.68	$7.09

Total Return (C)(D)	27.22%	(F)	18.94%	20.87%	(F)	(45.57)%		6.87%	6.83%	7.82%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$247		$367	$373		$489		$1,088	$1,247	$1,392
Ratio of Expenses to Average
Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.50%	(G)	2.63%	2.60%	(G)	2.45%		2.26%	2.32%	2.34%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.50%	(G)	2.63%	2.60%	(G)	2.45%		2.29%	2.35%	2.35%
Ratio of Net Investment Income
(Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(2.20)%	(G)	(2.36)%	(2.33)%	(G)	(2.06)%		(1.70)%	(1.90)%	(2.07)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(2.20)%	(G)	(2.36)%	(2.33)%	(G)	(2.06)%		(1.73)%	(1.93)%	(2.08)%
Portfolio Turnover	107.30%		88.96%	135.90%		243.59%	(E)	58.55%	96.39%	102.63%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [62]

Financial Highlights  |  Aggressive Growth (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)		Year ended 9/30/10	Period ended 9/30/09	(A)	Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$4.98		$4.18	$3.46		$6.37		$6.69	$7.11	$6.75

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)		(0.11)	(0.06)		(0.11)		(0.10)	(0.11)	(0.14)	(B)
Net Realized and Unrealized
Gain (Loss) on Investments	1.41		0.91	0.78		(2.79)		0.55	0.60	0.68

Total from Investment Operations	1.35		0.80	0.72		(2.90)		0.45	0.49	0.54

Less Distributions:
Dividends from Realized Gains	-		-	-		(0.01)		(0.77)	(0.91)	(0.18)

Total Distributions	-		-	-		(0.01)		(0.77)	(0.91)	(0.18)

Net Asset Value at End of Period	$6.33		$4.98	$4.18		$3.46		$6.37	$6.69	$7.11

Total Return (C)(D)	27.11%	(F)	19.14%	20.81%	(F)	(45.50)%		6.86%	6.65%	7.96%
Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$2,358		$1,670	$1,477		$1,272		$2,277	$1,937	$1,358
Ratio of Expenses to Average
Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.50%	(G)	2.63%	2.60%	(G)	2.47%		2.27%	2.35%	2.34%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.50%	(G)	2.63%	2.60%	(G)	2.47%		2.30%	2.35%	2.35%
Ratio of Net Investment Income
(Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(2.20)%	(G)	(2.35)%	(2.33)%	(G)	(2.08)%		(1.70)%	(1.94)%	(2.07)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(2.20)%	(G)	(2.35)%	(2.33)%	(G)	(2.08)%		(1.73)%	(1.94)%	(2.08)%
Portfolio Turnover	107.30%		88.96%	135.90%		243.59%	(E)	58.55%	96.39%	102.63%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [63]

Financial Highlights  |  International (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)		Year ended 9/30/10		Period ended 9/30/09	(A)	Year ended 12/31/08	Period ended 12/31/07	(B)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.71		$7.52		$5.92		$11.00	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.12		0.04	(C)	0.08		0.09	0.04
Net Realized and Unrealized
Gain (Loss) on Investments	0.79		0.26		1.52		(5.08)	1.00

Total from Investment Operations	0.91		0.30		1.60		(4.99)	1.04

Less Distributions:
Dividends from Net Investment
Income	(0.04)		(0.11)		-		(0.09)	(0.04)

Total Distributions	(0.04)		(0.11)		-		(0.09)	(0.04)

Net Asset Value at End of Period	$8.58		$7.71		$7.52		$5.92	$11.00

Total Return (D)(E)	11.88%	(F)	3.93%		27.03%	(F)	(45.38)%	10.39%	(F)
Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$41,541		$35,206		$37,248		$31,214	$42,298
Ratio of Expenses to Average
Net Assets:	1.66%	(G)	1.74%		1.72%	(G)	1.66%	1.69%	(G)
Ratio of Net Investment Income
(Loss) to Average Net Assets:	2.94%	(G)	0.58%		1.68%	(G)	1.12%	0.58%	(G)
Portfolio Turnover	23.43%		40.51%		38.27%		32.36%	13.18%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [64]

Financial Highlights  |  International (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)		Year ended 9/30/10		Period ended 9/30/09	(A)	Year ended 12/31/08	Period ended 12/31/07	(B)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.58		$7.41		$5.87		$10.97	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.08		(0.01)	(C)	0.04		0.04	(0.02)
Net Realized and Unrealized
Gain (Loss) on Investments	0.79		0.25		1.50		(5.07)	0.99

Total from Investment Operations	0.87		0.24		1.54		(5.03)	0.97

Less Distributions:
Dividends from Net Investment
Income	(0.03)		(0.07)		-		(0.07)	-	*

Total Distributions	(0.03)		(0.07)		-		(0.07)	-

Net Asset Value at End of Period	$8.42		$7.58		$7.41		$5.87	$10.97

Total Return (D)(E)	11.47%	(F)	3.27%		26.24%	(F)	(45.79)%	9.71%	(F)
Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$1,956		$1,941		$1,417		$984	$1,318
Ratio of Expenses to Average
Net Assets:	2.41%	(G)	2.49%		2.47%	(G)	2.40%	2.48%	(G)
Ratio of Net Investment Income
(Loss) to Average Net Assets:	2.19%	(G)	(0.15)%		0.85%	(G)	0.45%	(0.44)%	(G)
Portfolio Turnover	23.43%		40.51%		38.27%		32.36%	13.18%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [65]

Financial Highlights  |  Large/Mid Cap Growth (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.99			$5.37	$4.38			$6.89			$7.25	$6.92	$6.69

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)			(0.04)	(0.02)			(0.04)			(0.03)	(0.04)	(0.05)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	1.38			0.66	1.01			(2.46)			0.39	0.37	0.28

Total from Investment Operations	1.35			0.62	0.99			(2.50)			0.36	0.33	0.23

Less Distributions:

Dividends from Realized Gains	-			-	-			(0.01)			(0.72)	-	-

Total Distributions	-			-	-			(0.01)			(0.72)	-	-

Net Asset Value at End of Period	$7.34			$5.99	$5.37			$4.38			$6.89	$7.25	$6.92

Total Return (C)(D)	22.54%	(F	)	11.55%	22.60%	(F	)	(36.30)%			5.09%	4.77%	3.44%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$45,105			$38,865	$35,973			$32,484			$53,183	$65,510	$53,901

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.59%	(G	)	1.66%	1.67%	(G	)	1.56%			1.46%	1.52%	1.60%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.59%	(G	)	1.66%	1.67%	(G	)	1.56%			1.46%	1.53%	1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.78)%	(G	)	(0.74)%	(0.58)%	(G	)	(0.64)%			(0.37)%	(0.56)%	(0.80)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.78)%	(G	)	(0.74)%	(0.58)%	(G	)	(0.64)%			(0.37)%	(0.57)%	(0.80)%

Portfolio Turnover	77.33%			77.68%	77.98%			176.94%	(E	)	44.62%	60.46%	38.61%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [66]

Financial Highlights  |  Large/Mid Cap Growth (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.54			$5.00			$4.11			$6.50			$6.94	$6.68	$6.50

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	(B	)	(0.08)	(B	)	(0.04)			(0.08)			(0.08)	(0.09)	(0.10)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	1.27			0.62			0.93			(2.30)			0.36	0.35	0.28

Total from Investment Operations	1.22			0.54			0.89			(2.38)			0.28	0.26	0.18

Less Distributions:

Dividends from Realized Gains	-			-			-			(0.01)			(0.72)	-	-

Total Distributions	-			-			-			(0.01)			(0.72)	-	-

Net Asset Value at End of Period	$6.76			$5.54			$5.00			$4.11			$6.50	$6.94	$6.68

Total Return (C)(D)	22.02%	(F	)	10.80%			21.65%	(F	)	(36.63)%			4.16%	3.89%	2.77%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$351			$700			$1,130			$1,022			$1,935	$2,245	$2,307

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.34%	(G	)	2.40%			2.42%	(G	)	2.30%			2.21%	2.26%	2.35%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.34%	(G	)	2.40%			2.42%	(G	)	2.30%			2.21%	2.28%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.53)%	(G	)	(1.51)%			(1.32)%	(G	)	(1.38)%			(1.10)%	(1.31)%	(1.55)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.53)%	(G	)	(1.51)%			(1.32)%	(G	)	(1.38)%			(1.10)%	(1.33)%	(1.55)%

Portfolio Turnover	77.33%			77.68%			77.98%			176.94%	(E	)	44.62%	60.46%	38.61%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [67]

Financial Highlights  |  Large/Mid Cap Growth (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$5.55			$5.01	$4.11			$6.51			$6.95	$6.69	$6.52

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)			(0.08)	(0.04)			(0.08)			(0.07)	(0.07)	(0.08)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	1.27			0.62	0.94			(2.31)			0.35	0.33	0.25

Total from Investment Operations	1.22			0.54	0.90			(2.39)			0.28	0.26	0.17

Less Distributions:

Dividends from Realized Gains	-			-	-			(0.01)			(0.72)	-	-

Total Distributions	-			-	-			(0.01)			(0.72)	-	-

Net Asset Value at End of Period	$6.77			$5.55	$5.01			$4.11			$6.51	$6.95	$6.69

Total Return (C)(D)	22.16%	(F	)	10.78%	21.90%	(F	)	(36.73)%			4.15%	3.89%	2.61%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$3,176			$2,523	$2,120			$1,971			$3,097	$2,222	$1,496

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.34%	(G	)	2.41%	2.42%	(G	)	2.31%			2.22%	2.27%	2.35%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.34%	(G	)	2.41%	2.42%	(G	)	2.31%			2.22%	2.27%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.53)%	(G	)	(1.49)%	(1.33)%	(G	)	(1.39)%			(1.12)%	(1.31)%	(1.55)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.53)%	(G	)	(1.49)%	(1.33)%	(G	)	(1.39)%			(1.12)%	(1.31)%	(1.55)%

Portfolio Turnover	77.33%			77.68%	77.98%			176.94%	(E	)	44.62%	60.46%	38.61%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [68]

Financial Highlights  |  Small Cap Value (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.28			$10.25	$8.88			$13.27	$14.94	$15.27	$15.59

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)			(0.06)	(0.05)			0.01	0.04	0.22	0.01	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	3.07			1.09	1.42			(4.33)	0.36	2.77	(0.17)

Total from Investment Operations	3.04			1.03	1.37			(4.32)	0.40	2.99	(0.16)

Less Distributions:

Dividends from Net Investment

Income	-			-	-			-	(0.03)	(0.22)	-

Dividends from Realized Gains	-			-	-			(0.07)	(2.04)	(3.10)	(0.16)

Total Distributions	-			-	-			(0.07)	(2.07)	(3.32)	(0.16)

Net Asset Value at End of Period	$14.32			$11.28	$10.25			$8.88	$13.27	$14.94	$15.27

Total Return (C)(D)	26.95%	(E	)	10.05%	15.43%	(E	)	(32.50)%	2.87%	19.69%	(1.01)%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$52,190			$40,482	$47,268			$42,651	$62,525	$66,097	$49,008

Ratio of Expenses to Average Net Assets:	1.54%	(F	)	1.59%	1.59%	(F	)	1.50%	1.44%	1.52%	1.56%

Ratio of Net Investment Income (Loss) to Average Net Assets:	(0.39)%	(F	)	(0.51)%	(0.71)%	(F	)	0.05%	0.24%	1.39%	0.05%

Portfolio Turnover	67.02%			64.37%	57.15%			110.16%	59.84%	148.02%	44.24%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [69]

Financial Highlights  |  Small Cap Value (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.74			$8.92			$7.78			$11.72	$13.49	$14.09	$14.51

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)	(B	)	(0.12)	(B	)	(0.09)			(0.08)	(0.08)	0.14	(0.10)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	2.65			0.94			1.23			(3.79)	0.35	2.50	(0.16)

Total from Investment Operations	2.59			0.82			1.14			(3.87)	0.27	2.64	(0.26)

Less Distributions:

Dividends from Net Investment

Income	-			-			-			-	-	(0.14)	-

Dividends from Realized Gains	-			-			-			(0.07)	(2.04)	(3.10)	(0.16)

Total Distributions	-			-			-			(0.07)	(2.04)	(3.24)	(0.16)

Net Asset Value at End of Period	$12.33			$9.74			$8.92			$7.78	$11.72	$13.49	$14.09

Total Return (C)(D)	26.59%	(E	)	9.19%			14.65%	(E	)	(32.95)%	2.22%	18.82%	(1.77)%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$976			$3,114			$4,052			$4,173	$7,370	$11,750	$16,072

Ratio of Expenses to Average Net Assets:	2.29%	(F	)	2.34%			2.34%	(F	)	2.24%	2.19%	2.27%	2.31%

Ratio of Net Investment Income (Loss) to Average Net Assets:	(1.14)%	(F	)	(1.25)%			(1.45)%	(F	)	(0.69)%	(0.57)%	0.69%	(0.70)%

Portfolio Turnover	67.02%			64.37%			57.15%			110.16%	59.84%	148.02%	44.24%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [70]

Financial Highlights  |  Small Cap Value (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.82			$8.99	$7.83			$11.80	$13.58	$14.12	$14.55

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)			(0.12)	(0.09)			(0.07)	(0.05)	0.09	(0.10)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	2.65			0.95	1.25			(3.83)	0.31	2.56	(0.17)

Total from Investment Operations	2.59			0.83	1.16			(3.90)	0.26	2.65	(0.27)

Less Distributions:

Dividends from Net Investment

Income	-			-	-			-	-	(0.09)	-

Dividends from Realized Gains	-			-	-			(0.07)	(2.04)	(3.10)	(0.16)

Total Distributions	-			-	-			(0.07)	(2.04)	(3.19)	(0.16)

Net Asset Value at End of Period	$12.41			$9.82	$8.99			$7.83	$11.80	$13.58	$14.12

Total Return (C)(D)	26.37%	(E	)	9.23%	14.81%	(E	)	-32.99%	2.13%	18.80%	-1.84%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$5,409			$4,186	$3,867			$3,901	$6,341	$4,054	$2,258

Ratio of Expenses to Average Net Assets:	2.29%	(F	)	2.34%	2.34%	(F	)	2.25%	2.19%	2.27%	2.31%

Ratio of Net Investment Income (Loss) to Average Net Assets:	(1.14)%	(F	)	(1.26)%	(1.45)%	(F	)	(0.70)%	(0.47)%	0.61%	(0.70)%

Portfolio Turnover	67.02%			64.37%	57.15%			110.16%	59.84%	148.02%	44.24%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [71]

Financial Highlights  |  Large/Mid Cap Value (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.84			$10.72	$9.10			$15.48	$14.31	$12.99	$12.68

Income from Investment Operations:
Net Investment Income (Loss)	0.02			0.05	0.04			0.05	0.15	0.16	0.02	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	2.41			1.12	1.58			(6.26)	2.26	2.24	2.44

Total from Investment Operations	2.43			1.17	1.62			(6.21)	2.41	2.40	2.46

Less Distributions:

Dividends from Net Investment

Income	(0.04)			(0.05)	-			(0.03)	(0.16)	(0.16)	-	*

Dividends from Realized Gains	-			-	-			(0.14)	(1.08)	(0.90)	(2.15)
Distributions from Return of Capital	-			-	-			-	-	(0.02)	-

Total Distributions	(0.04)			(0.05)	-			(0.17)	(1.24)	(1.08)	(2.15)

Net Asset Value at End of Period	$14.23			$11.84	$10.72			$9.10	$15.48	$14.31	$12.99

Total Return (C)(D)	20.53%	(E	)	10.94%	17.80%	(E	)	(40.05)%	17.02%	18.41%	19.42%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$97,831			$80,700	$82,784			$69,695	$103,828	$84,203	$51,753

Ratio of Expenses to Average Net Assets:	1.52%	(F	)	1.58%	1.57%	(F	)	1.51%	1.44%	1.51%	1.55%

Ratio of Net Investment Income (Loss) to Average Net Assets:	0.28%	(F	)	0.39%	0.57%	(F	)	0.39%	0.99%	1.20%	0.15%

Portfolio Turnover	6.73%			38.31%	32.46%			76.74%	47.52%	52.16%	129.22%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [72]

Financial Highlights  |  Large/Mid Cap Value (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.70			$9.75			$8.32			$14.27			$13.26	$12.10	$12.02

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)	(B	)	(0.04)	(B	)	(0.03)			(0.04)	(B	)	0.04	0.05	(0.08)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	2.22			1.02			1.46			(5.75)			2.08	2.08	2.31

Total from Investment Operations	2.19			0.98			1.43			(5.79)			2.12	2.13	2.23

Less Distributions:

Dividends from Net Investment

Income	-			(0.03)			-			(0.02)			(0.03)	(0.05)	-

Dividends from Realized Gains	-			-			-			(0.14)			(1.08)	(0.90)	(2.15)
Distributions from Return of Capital	-			-			-			-			-	(0.02)	-

Total Distributions	-			(0.03)			-			(0.16)			(1.11)	(0.97)	(2.15)

Net Asset Value at End of Period	$12.89			$10.70			$9.75			$8.32			$14.27	$13.26	$12.10

Total Return (C)(D)	20.48%	(E	)	10.10%			17.19%	(E	)	(40.55)%			16.21%	17.54%	18.56%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$556			$1,095			$1,722			$2,236			$5,945	$6,470	$6,496

Ratio of Expenses to Average Net Assets:	2.27%	(F	)	2.32%			2.33%	(F	)	2.24%			2.19%	2.26%	2.30%

Ratio of Net Investment Income (Loss) to Average Net Assets:	(0.48)%	(F	)	(0.38)%			(0.17)%	(F	)	(0.37)%			0.24%	0.28%	(0.60)%

Portfolio Turnover	6.73%			38.31%			32.46%			76.74%			47.52%	52.16%	129.22%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [73]

Financial Highlights  |  Large/Mid Cap Value (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.68			$9.73	$8.31			$14.24	$13.28	$12.12	$12.04

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)			(0.05)	(0.01)			(0.04)	0.02	0.07	(0.08)	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	2.18			1.03	1.43			(5.73)	2.10	2.08	2.31

Total from Investment Operations	2.15			0.98	1.42			(5.77)	2.12	2.15	2.23

Less Distributions:

Dividends from Net Investment

Income	(0.02)			(0.03)	-			(0.02)	(0.08)	(0.07)	-

Dividends from Realized Gains	-			-	-			(0.14)	(1.08)	(0.90)	(2.15)
Distributions from Return of Capital	-			-	-			-	-	(0.02)	-

Total Distributions	(0.02)			(0.03)	-			(0.16)	(1.16)	(0.99)	(2.15)

Net Asset Value at End of Period	$12.81			$10.68	$9.73			$8.31	$14.24	$13.28	$12.12

Total Return (C)(D)	20.11%	(E	)	10.12%	17.09%	(E	)	(40.49)%	16.13%	17.63%	18.53%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$10,876			$9,484	$9,552			$8,544	$12,722	$6,353	$2,774

Ratio of Expenses to Average Net Assets:	2.27%	(F	)	2.33%	2.32%	(F	)	2.26%	2.19%	2.25%	2.30%

Ratio of Net Investment Income (Loss) to Average Net Assets:	(0.47)%	(F	)	(0.35)%	(0.18)%	(F	)	(0.35)%	0.18%	0.53%	(0.60)%

Portfolio Turnover	6.73%			38.31%	32.46%			76.74%	47.52%	52.16%	129.22%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [74]

Financial Highlights  |  Fixed Income (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.56			$10.14			$9.56			$9.99	$9.94	$10.06	$10.32

Income from Investment Operations:
Net Investment Income (Loss)	0.14			0.29	(B	)	0.24			0.43	0.44	0.42	0.34	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)			0.42			0.58			(0.43)	0.06	(0.12)	(0.23)

Total from Investment Operations	(0.13)			0.71			0.82			-	0.50	0.30	0.11

Less Distributions:

Dividends from Net Investment

Income	(0.15)			(0.29)			(0.24)			(0.43)	(0.45)	(0.41)	(0.34)

Dividends from Realized Gains	-			-			-			-	-	(0.01)	(0.03)

Total Distributions	(0.15)			(0.29)			(0.24)			(0.43)	(0.45)	(0.42)	(0.37)

Net Asset Value at End of Period	$10.28			$10.56			$10.14			$9.56	$9.99	$9.94	$10.06

Total Return (C)(D)	(1.25)%	(E	)	7.07%			8.70%	(E	)	(0.05)%	5.19%	3.11%	1.11%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$56,651			$58,831			$48,074			$37,367	$45,371	$39,023	$29,402

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.33%	(F	)	1.36%			1.35%	(F	)	1.29%	1.21%	1.32%	1.31%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.18%	(F	)	1.21%			1.20%	(F	)	1.14%	1.06%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.53%	(F	)	2.63%			3.24%	(F	)	4.11%	4.33%	4.42%	3.33%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.68%	(F	)	2.78%			3.39%	(F	)	4.26%	4.48%	4.39%	3.29%

Portfolio Turnover	11.13%			25.68%			22.18%			35.01%	44.98%	76.28%	39.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [75]

Financial Highlights  |  Fixed Income (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.24			$9.83			$9.28			$9.70	$9.66	$9.81	$10.06

Income from Investment Operations:
Net Investment Income (Loss)	0.10	(B	)	0.21	(B	)	0.20			0.35	0.37	0.36	0.25	(B	)
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)			0.40			0.53			(0.41)	0.05	(0.15)	(0.20)

Total from Investment Operations	(0.16)			0.61			0.73			(0.06)	0.42	0.21	0.05

Less Distributions:

Dividends from Net Investment

Income	(0.09)			(0.20)			(0.18)			(0.36)	(0.38)	(0.35)	(0.27)

Dividends from Realized Gains	-			-			-			-	-	(0.01)	(0.03)

Total Distributions	(0.09)			(0.20)			(0.18)			(0.36)	(0.38)	(0.36)	(0.30)

Net Asset Value at End of Period	$9.99			$10.24			$9.83			$9.28	$9.70	$9.66	$9.81

Total Return (C)(D)	(1.56)%	(E	)	6.28%			7.98%	(E	)	(0.66)%	4.47%	2.20%	0.47%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$112			$311			$783			$1,230	$1,951	$2,786	$3,126

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.08%	(F	)	2.11%			2.10%	(F	)	2.04%	1.93%	1.99%	2.07%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.93%	(F	)	1.96%			1.95%	(F	)	1.89%	1.78%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.78%	(F	)	1.91%			2.49%	(F	)	3.34%	3.62%	3.74%	2.57%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.93%	(F	)	2.06%			2.64%	(F	)	3.49%	3.77%	3.63%	2.54%

Portfolio Turnover	11.13%			25.68%			22.18%			35.01%	44.98%	76.28%	39.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [76]

Financial Highlights  |  Fixed Income (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.22			$9.82	$9.28			$9.69	$9.66	$9.78	$10.04

Income from Investment Operations:
Net Investment Income (Loss)	0.10			0.21	0.18			0.33	0.37	0.33	0.25	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	(0.27)			0.41	0.56			(0.40)	0.04	(0.12)	(0.20)

Total from Investment Operations	(0.17)			0.62	0.74			(0.07)	0.41	0.21	0.05

Less Distributions:

Dividends from Net Investment Income	(0.11)			(0.22)	(0.20)			(0.34)	(0.38)	(0.32)	(0.28)
Dividends from Realized Gains	-			-	-			-	-	(0.01)	(0.03)

Total Distributions	(0.11)			(0.22)	(0.20)			(0.34)	(0.38)	(0.33)	(0.31)

Net Asset Value at End of Period	$9.94			$10.22	$9.82			$9.28	$9.69	$9.66	$9.78

Total Return (D)(E)	(1.69)%	(E	)	6.36%	8.02%	(E	)	(0.72)%	4.37%	2.26%	0.47%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$7,714			$8,438	$5,212			$2,883	$2,842	$3,019	$1,927

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.08%	(F	)	2.12%	2.10%	(F	)	2.06%	1.96%	2.10%	2.07%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.93%	(F	)	1.97%	1.95%	(F	)	1.91%	1.81%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.78%	(F	)	1.88%	2.50%	(F	)	3.33%	3.59%	3.64%	2.57%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.93%	(F	)	2.03%	2.65%	(F	)	3.48%	3.74%	3.64%	2.54%

Portfolio Turnover	11.13%			25.68%	22.18%			35.01%	44.98%	76.28%	39.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [77]

Financial Highlights  |  High Yield Bond (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Period ended 12/31/07	(B)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.10			$8.46	$6.23			$9.53	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.27			0.60	0.48			0.61	0.36
Net Realized and Unrealized
Gain (Loss) on Investments	0.30			0.63	2.23			(3.30)	(0.47)

Total from Investment Operations	0.57			1.23	2.71			(2.69)	(0.11)

Less Distributions:

Dividends from Net Investment Income	(0.27)			(0.59)	(0.48)			(0.60)	(0.36)
Dividends from Realized Gains	-			-	-			(0.01)	-

Total Distributions	(0.27)			(0.59)	(0.48)			(0.61)	(0.36)

Net Asset Value at End of Period	$9.40			$9.10	$8.46			$6.23	$9.53

Total Return (C)(D)	6.32%	(E	)	14.98%	45.11%	(E	)	(29.55)%	(1.14)%	(E	)

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$25,152			$21,617	$18,740			$13,283	$20,284

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.35%	(F	)	1.43%	1.46%	(F	)	1.41%	1.45%	(F	)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.35%	(F	)	1.43%	1.46%	(F	)	1.41%	1.35%	(F	)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	5.94%	(F	)	6.72%	8.75%	(F	)	7.06%	5.67%	(F	)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	5.94%	(F	)	6.72%	8.75%	(F	)	7.06%	5.77%	(F	)

Portfolio Turnover	39.80%			39.84%	33.82%			27.85%	23.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [78]

Financial Highlights  |  High Yield Bond (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08	Period ended 12/31/07	(B)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.17			$8.51			$6.29			$9.60	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.24			0.53	(C	)	0.43	(C	)	0.53	0.26
Net Realized and Unrealized
Gain (Loss) on Investments	0.28			0.66			2.24			(3.33)	(0.40)

Total from Investment Operations	0.52			1.19			2.67			(2.80)	(0.14)

Less Distributions:

Dividends from Net Investment Income	(0.23)			(0.53)			(0.45)			(0.50)	(0.26)
Dividends from Realized Gains	-			-			-			(0.01)	-

Total Distributions	(0.23)			(0.53)			(0.45)			(0.51)	(0.26)

Net Asset Value at End of Period	$9.46			$9.17			$8.51			$6.29	$9.60

Total Return (D)(E)	5.76%	(F	)	14.36%			43.90%	(F	)	(30.17)%	(1.38)%	(F	)

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$1,182			$1,039			$547			$141	$241

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.10%	(G	)	2.18%			2.20%	(G	)	2.14%	2.20%	(G	)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.10%	(G	)	2.18%			2.20%	(G	)	2.14%	2.10%	(G	)

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	5.19%	(G	)	5.99%			7.55%	(G	)	6.26%	5.24%	(G	)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	5.19%	(G	)	5.99%			7.55%	(G	)	6.26%	5.34%	(G	)

Portfolio Turnover	39.80%			39.84%			33.82%			27.85%	23.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Per share amounts calculated using average shares method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [79]

Financial Highlights  |  Defensive Strategies (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Period ended 9/30/10	(A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.70			$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.03			0.02
Net Realized and Unrealized
Gain (Loss) on Investments	1.02			1.08

Total from Investment Operations	1.05			1.10

Less Distributions:

Dividends from Net Investment Income	-			-
Dividends from Realized Gains	(0.05)			(0.21)
Distributions from Return of Capital				(0.19)

Total Distributions	(0.05)			(0.40)

Net Asset Value at End of Period	$11.70			$10.70

Total Return (B)(C)	9.82%	(D	)	10.97%	(D	)

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$28,918			$23,360

Ratio of Expenses to Average Net Assets:	1.35%	(E	)	1.51%	(E	)

Ratio of Net Investment Income (Loss) to Average Net Assets:	0.58%	(E	)	0.13%	(E	)

Portfolio Turnover	24.85%			41.21%

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [80]

Financial Highlights  |  Defensive Strategies (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Period ended 9/30/10	(A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.58			$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)	(B	)	(0.06)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	1.01			1.08

Total from Investment Operations	1.00			1.02

Less Distributions:

Dividends from Net Investment Income	-			-
Dividends from Realized Gains	(0.05)			(0.21)
Distributions from Return of Capital				(0.23)

Total Distributions	(0.05)			(0.44)

Net Asset Value at End of Period	$11.53			$10.58

Total Return (C)(D)	9.55%	(E	)	10.18%	(E	)

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$10,709			$5,527

Ratio of Expenses to Average Net Assets:	2.10%	(F	)	2.28%	(F	)

Ratio of Net Investment Income (Loss) to Average Net Assets:	(0.17)%	(F	)	(0.64)%	(F	)

Portfolio Turnover	24.85%			41.21%

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [81]

Financial Highlights  |  Money Market

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10		Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00			$1.00		$1.00			$1.00			$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income (Loss)	-	*		-	*	-	*		0.02			0.04	0.04	0.03	(B	)
Total from Investment Operations	-			-		-			0.02			0.04	0.04	0.03

Less Distributions:

Dividends from Net Investment Income	-	*		-	*	-	*		(0.02)			(0.04)	(0.04)	(0.03)
Dividends from Realized Gains	-			-		-			-			-	-	-	*

Total Distributions	-			-		-			(0.02)			(0.04)	(0.04)	(0.03)

Net Asset Value at End of Period	$1.00			$1.00		$1.00			$1.00			$1.00	$1.00	$1.00

Total Return (C)	0.03%	(E	)	0.07%		0.07%	(E	)	1.82%			4.26%	4.17%	2.48%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$10,811			$13,390		$27,168			$33,860			$45,433	$19,813	$5,195

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.23%	(F	)	1.15%		1.05%	(F	)	1.00%			0.99%	1.21%	1.13%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.05%	(F	)	0.08%		0.33%	(F	)	0.64%	(D	)	0.78%	0.85%	0.66%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.10)%	(F	)	(1.02)%		(0.63)%	(F	)	1.45%			3.85%	3.85%	2.03%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.08%	(F	)	0.05%		0.09%	(F	)	1.81%			4.05%	4.21%	2.50%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	The expense ratio after reimbursement of expenses by Advisor includes a 0.01% reimbursement of expenses by the Administrator for a processing error.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [82]

Financial Highlights  |  Strategic Growth (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.49			$5.97	$4.86			$9.12	$9.69	$9.18	$8.64

Income from Investment Operations:
Net Investment Income (Loss)	-	(B	)*	0.02	(0.01)			0.01	0.10	0.14	(0.10)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	1.07			0.50	1.12			(3.66)	0.90	0.82	0.64

Total from Investment Operations	1.07			0.52	1.11			(3.65)	1.00	0.96	0.54

Less Distributions:

Dividends from Net Investment Income	(0.01)			-	-			(0.09)	(0.10)	(0.05)	-
Dividends from Realized Gains	-			-	-			(0.52)	(1.47)	(0.40)	-	*

Total Distributions	(0.01)			-	-			(0.61)	(1.57)	(0.45)	-

Net Asset Value at End of Period	$7.55			$6.49	$5.97			$4.86	$9.12	$9.69	$9.18

Total Return (C)(D)	16.45%	(G	)	8.71%	22.84%	(G	)	(39.82)%	10.45%	10.41%	6.25%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$38,491			$34,098	$30,066			$25,440	$44,231	$37,204	$26,451

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.07%	(H	)	1.11%	1.11%	(H	)	1.03%	1.00%	1.07%	1.11%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.07%	(H	)	1.11%	1.11%	(H	)	1.03%	1.00%	1.07%	1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.02)%	(H	)	0.30%	(0.25)%	(H	)	0.12%	1.10%	1.49%	(1.10)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.02)%	(H	)	0.30%	(0.25)%	(H	)	0.12%	1.10%	1.49%	(1.14)%

Portfolio Turnover	5.98%			25.36%	5.21%			16.61%	45.00%	10.55%	1.61%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [83]

Financial Highlights  |  Strategic Growth (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.11			$5.66	$4.63			$8.70	$9.30	$8.85	$8.39

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)	(B	)	(0.03)	(0.04)			(0.04)	0.01	0.05	(0.16)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	1.04			0.48	1.07			(3.48)	0.87	0.80	0.62

Total from Investment Operations	1.01			0.45	1.03			(3.52)	0.88	0.85	0.46

Less Distributions:

Dividends from Net Investment Income	-			-	-			(0.03)	(0.01)	-	-
Dividends from Realized Gains	-			-	-			(0.52)	(1.47)	(0.40)	-	*

Total Distributions	-			-	-			(0.55)	(1.48)	(0.40)	-

Net Asset Value at End of Period	$7.12			$6.11	$5.66			$4.63	$8.70	$9.30	$8.85

Total Return (C)(D)	16.53%	(G	)	7.95%	22.25%	(G	)	(40.33)%	9.65%	9.53%	5.49%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$2,185			$4,683	$6,207			$6,511	$14,219	$16,177	$17,467

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.82%	(H	)	1.86%	1.86%	(H	)	1.77%	1.74%	1.81%	1.86%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.82%	(H	)	1.86%	1.86%	(H	)	1.77%	1.74%	1.82%	1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.77)%	(H	)	(0.46)%	(1.02)%	(H	)	(0.70)%	0.06%	0.44%	(1.85)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.77)%	(H	)	(0.46)%	(1.02)%	(H	)	(0.70)%	0.06%	0.43%	(1.85)%

Portfolio Turnover	5.98%			25.36%	5.21%			16.61%	45.00%	10.55%	1.61%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [84]

Financial Highlights  |  Strategic Growth (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.09			$5.64	$4.62			$8.70	$9.31	$8.86	$8.39

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)			(0.03)	(0.04)			(0.05)	0.03	0.06	(0.16)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	1.04			0.48	1.06			(3.47)	0.86	0.79	0.63

Total from Investment Operations	1.01			0.45	1.02			(3.52)	0.89	0.85	0.47

Less Distributions:

Dividends from Net Investment Income	-			-	-			(0.04)	(0.03)	-	-
Dividends from Realized Gains	-			-	-			(0.52)	(1.47)	(0.40)	-	*

Total Distributions	-			-	-			(0.56)	(1.50)	(0.40)	-

Net Asset Value at End of Period	$7.10			$6.09	$5.64			$4.62	$8.70	$9.31	$8.86

Total Return (C)(D)	16.58%	(G	)	7.98%	22.08%	(G	)	(40.32)%	9.73%	9.51%	5.61%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$8,025			$6,950	$7,608			$6,423	$9,836	$7,609	$5,462

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.82%	(H	)	1.86%	1.85%	(H	)	1.78%	1.75%	1.81%	1.86%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.82%	(H	)	1.86%	1.85%	(H	)	1.78%	1.75%	1.81%	1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.77)%	(H	)	(0.46)%	(1.00)%	(H	)	(0.61)%	0.43%		(1.85)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.77)%	(H	)	(0.46)%	(1.00)%	(H	)	(0.61)%	0.43%	0.76%	(1.89)%

Portfolio Turnover	5.98%			25.36%	5.21%			16.61%	45.00%	10.55%	1.61%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [85]

Financial Highlights  |  Conservative Growth (Class A Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.83			$8.25	$6.94			$10.49	$11.10	$10.83	$10.26

Income from Investment Operations:
Net Investment Income (Loss)	0.03			0.09	0.04			0.13	0.22	0.32	(0.01)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	0.86			0.60	1.27			(3.18)	0.75	0.75	0.58

Total from Investment Operations	0.89			0.69	1.31			(3.05)	0.97	1.07	0.57

Less Distributions:

Dividends from Net Investment Income	(0.08)			(0.11)	-			(0.15)	(0.20)	(0.22)	-
Dividends from Realized Gains	-			-	-			(0.35)	(1.38)	(0.58)	-
Distributions from Return of Capital	-			-	-			-	-	-	-

Total Distributions	(0.08)			(0.11)	-			(0.50)	(1.58)	(0.80)	-

Net Asset Value at End of Period	$9.64			$8.83	$8.25			$6.94	$10.49	$11.10	$10.83

Total Return (C)(D)	10.10%	(G	)	8.47%	18.88%	(G	)	(28.88)%	8.85%	9.86%	5.56%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$37,117			$35,031	$33,128			$26,206	$38,102	$33,189	$27,765

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.08%	(H	)	1.13%	1.10%	(H	)	1.02%	1.02%	1.08%	1.13%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.08%	(H	)	1.13%	1.10%	(H	)	1.02%	1.02%	1.09%	1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	0.64%	(H	)	1.07%	0.82%	(H	)	1.36%	2.09%	2.98%	(0.11)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	0.64%	(H	)	1.07%	0.82%	(H	)	1.36%	2.09%	2.97%	(0.13)%

Portfolio Turnover	7.01%			30.89%	15.74%			25.72%	40.54%	6.12%	3.61%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [86]

Financial Highlights  |  Conservative Growth (Class B Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10			Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.35			$7.85			$6.64			$10.03			$10.67	$10.43	$9.96

Income from Investment Operations:
Net Investment Income (Loss)	-	(B	)*	0.01	(B	)	-	(B	)	0.05	(B	)	0.14	0.22	(0.09)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	0.80			0.59			1.21			(3.01)			0.71	0.72	0.56

Total from Investment Operations	0.80			0.60			1.21			(2.96)			0.85	0.94	0.47

Less Distributions:

Dividends from Net Investment Income	(0.06)			(0.10)			-			(0.08)			(0.11)	(0.12)	-
Dividends from Realized Gains	-			-			-			(0.35)			(1.38)	(0.58)	-

Total Distributions	(0.06)			(0.10)			-			(0.43)			(1.49)	(0.70)	-

Net Asset Value at End of Period	$9.09			$8.35			$7.85			$6.64			$10.03	$10.67	$10.43

Total Return (C)(D)	9.56%	(G	)	7.68%			18.22%	(G	)	(29.37)%			8.05%	9.00%	4.72%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$1,753			$3,330			$5,322			$5,556			$9,740	$10,423	$11,652

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.83%	(H	)	1.87%			1.85%	(H	)	1.76%			1.76%	1.82%	1.88%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.83%	(H	)	1.87%			1.85%	(H	)	1.76%			1.76%	1.85%	1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.11)%	(H	)	0.15%			(0.01)%	(H	)	0.53%			1.14%	1.88%	(0.86)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.11)%	(H	)	0.15%			(0.01)%	(H	)	0.53%			1.14%	1.85%	(0.86)%

Portfolio Turnover	7.01%			30.89%			15.74%			25.72%			40.54%	6.12%	3.61%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [87]

Financial Highlights  |  Conservative Growth (Class C Shares)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six months ended 3/31/11 (Unaudited)			Year ended 9/30/10	Period ended 9/30/09	(A)		Year ended 12/31/08			Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.32			$7.83	$6.61			$10.02			$10.68	$10.44	$9.97

Income from Investment Operations:
Net Investment Income (Loss)	-	(B	)*	0.02	-	*		0.06	(B	)	0.12	0.23	(0.09)	(B	)
Net Realized and Unrealized
Gain (Loss) on Investments	0.80			0.57	1.22			(3.03)			0.72	0.73	0.56

Total from Investment Operations	0.80			0.59	1.22			(2.97)			0.84	0.96	0.47

Less Distributions:

Dividends from Net Investment Income	(0.06)			(0.10)	-			(0.09)			(0.12)	(0.14)	-
Dividends from Realized Gains	-			-	-			(0.35)			(1.38)	(0.58)	-

Total Distributions	(0.06)			(0.10)	-			(0.44)			(1.50)	(0.72)	-

Net Asset Value at End of Period	$9.06			$8.32	$7.83			$6.61			$10.02	$10.68	$10.44

Total Return (C)(D)	9.67%	(G	)	7.57%	18.46%	(G	)	(29.45)%			7.98%	9.16%	4.71%

Ratios/Supplemental Data:
Net Assets,
End of Period (in 000s)	$8,745			$7,365	$7,500			$6,438			$7,164	$5,833	$4,361

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.83%	(H	)	1.88%	1.85%	(H	)	1.77%			1.77%	1.84%	1.88%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)	1.83%	(H	)	1.88%	1.85%	(H	)	1.77%			1.77%	1.84%	1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.11)%	(H	)	0.29%	0.05%	(H	)	0.72%			1.40%	2.36%	(0.86)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (E)(F)	(0.11)%	(H	)	0.29%	0.05%	(H	)	0.72%			1.40%	2.36%	(0.86)%

Portfolio Turnover	7.01%			30.89%	15.74%			25.72%			40.54%	6.12%	3.61%

*Amount is less than $0.005 per share.

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Financial Highlights [88]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of March 31, 2011, the Trust consisted of thirteen series. These financial statements include the following eleven series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Money Market Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Conservative Growth Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Timothy Plan Notes to Financial Statements [89]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based exchange-traded funds (“ETFs”), and Treasury Inflation Protected Securities (“TIPS”).

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy Plan International Fund; approximately 5%-10% of its net assets in the Timothy Plan Aggressive Growth Fund; and approximately 5%-15% of its net assets in the Timothy Plan Defensive Strategies Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 5-15% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; and approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs and master limited partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Timothy Plan Notes to Financial Statements [90]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of the following Funds: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Money Market Fund, Timothy Plan Strategic Growth Fund and Timothy Plan Conservative Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

E.	CLASSES

There are three classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004, therefore, the CDSC fee no longer applies to Class B shares.

Class B shares automatically convert to Class A shares once the economic equivalent of the highest front-end sales charge paid at time of purchase has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Timothy Plan Notes to Financial Statements [91]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

G.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended March 31, 2011, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

H.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Funds.

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

—	Level 1 – quoted prices in active markets for identical securities
—

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

Timothy Plan Notes to Financial Statements [92]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, and ETFs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Timothy Plan Notes to Financial Statements [93]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2011:

Aggressive Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$18,163,222	$–	$–	$18,163,222
American Depositary Receipts *	$233,498	$–	$–	$233,498
Money Market Funds	$198,663	$–	$–	$198,663
Total	$18,595,383	$–	$–	$18,595,383
*Refer to the Schedule of Investments for industry classifications.
International Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$3,806,330	$–	$–	$3,806,330
American Depositary Receipts *	$18,557,867	$19,516,995	$–	$38,074,862
Money Market Funds	$523,149	$–	$–	$523,149
Total	$22,887,346	$19,516,995	$–	$42,404,341
*Refer to the Schedule of Investments for industry classifications.
Large/Mid Cap Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$44,146,889	$–	$–	$44,146,889
American Depositary Receipts *	$1,399,699	$–	$–	$1,399,699
Money Market Funds	$5,215,140	$–	$–	$5,215,140
Total	$50,761,728	$–	$–	$50,761,728
*Refer to the Schedule of Investments for industry classifications.
Small Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$53,852,727	$–	$–	$53,852,727
REITs	$4,328,404	$–	$–	$4,328,404
Money Market Funds	$384,036	$–	$–	$384,036
Total	$58,565,167	$–	$–	$58,565,167
*Refer to the Schedule of Investments for industry classifications.

Timothy Plan Notes to Financial Statements [94]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Large/Mid Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$99,648,672	$–	$–	$99,648,672
Master Limited Partnerships	$2,232,846	$–	$–	$2,232,846
REITs	$4,924,810	$–	$–	$4,924,810
Money Market Funds	$2,401,677	$–	$–	$2,401,677
Total	$109,208,005	$–	$–	$109,208,005
*Refer to the Schedule of Investments for industry classifications.
Fixed Income Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$248,565	$–	$248,565
Corporate Bonds	$–	$16,851,307	$–	$16,851,307
U.S. Government Agencies	$–	$8,465,940	$–	$8,465,940
Mortgaged-Backed Securities	$–	$22,310,197	$–	$22,310,197
U.S. Government Treasuries	$–	$10,929,962	$–	$10,929,962
U.S. Treasury TIPS	$–	$4,782,678	$–	$4,782,678
Money Market Funds	$372,985	$–	$–	$372,985
Total	$372,985	$63,588,649	$–	$63,961,634

High Yield Bond Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Convertible Corporate Bonds	$–	$491,250	$–	$491,250
Corporate Bonds	$–	$15,144,836	$–	$15,144,836
144A Securities	$–	$7,770,958	$–	$7,770,958
Money Market Funds	$2,391,955	$–	$–	$2,391,955
Total	$2,391,955	$23,407,044	$–	$25,798,999

Defensive Strategies Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
REITs	$8,602,861	$–	$–	$8,602,861
Exchange-Traded Funds	$12,758,518	$–	$–	$12,758,518
Mortgaged-Backed Securities	$–	$1,252,499	$–	$1,252,499
U.S. Treasury TIPS	$–	$14,804,540	$–	$14,804,540
Money Market Funds	$1,982,979	$–	$–	$1,982,979
Total	$23,344,358	$16,057,039	$–	$39,401,397
*Refer to the Schedule of Investments for industry classifications.

Timothy Plan Notes to Financial Statements [95]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Money Market Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
U.S. Government Treasuries	$–	$8,999,680	$–	$8,999,680
Asset-Backed Securities	$–	$326,542	$–	$326,542
Money Market Funds	$1,339,049	$–	$–	$1,339,049
Total	$1,339,049	$9,326,222	$–	$10,665,271

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$48,370,033	$–	$–	$48,370,033
Money Market Funds	$179,354	$–	$–	$179,354
Total	$48,549,387	$–	$–	$48,549,387

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$47,311,577	$–	$–	$47,311,577
Money Market Funds	$264,011	$–	$–	$264,011
Total	$47,575,588	$–	$–	$47,575,588

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the six months ended March 31, 2011, there were no significant transfers between Levels 1 and 2. The Funds’ policy is to recognize transfers at the end of the period.

Timothy Plan Notes to Financial Statements [96]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2011:

	PURCHASES		SALES
Funds	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other

Aggressive Growth Fund	$–	$18,501,779	$–	$19,111,544
International Fund	$–	$11,826,592	$–	$9,317,059
Large/Mid Cap Growth Fund	$–	$33,102,934	$–	$36,682,844
Small Cap Value Fund	$–	$35,013,327	$–	$34,586,292
Large/Mid Cap Value Fund	$–	$6,586,379	$–	$7,403,897
Fixed Income Fund	$11,144,124	$395,248	$4,254,273	$2,677,458
High Yield Bond Fund	$–	$9,851,370	$–	$9,083,828
Defensive Strategies Fund	$3,796,620	$10,839,238	$946,983	$7,689,378
Strategic Growth Fund	$–	$2,873,332	$–	$7,543,609
Conservative Growth Fund	$–	$3,349,930	$–	$6,087,244

Note 4 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 25, 2011. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, the Timothy Plan Defensive Strategies, and the Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Timothy Plan Fixed Income and the Timothy Plan Money Market to 0.45% and 0.40%, respectively. Additionally, TPL has voluntarily agreed to reduce fees payable to it by the Timothy Plan Money Market Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Voluntary Caps	Period
15 basis points	September 16 - November 4, 2009
10 basis points	November 5 - December 6, 2009
5 basis points	December 7, 2009 - current

Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2011, TPL waived and reimbursed the Funds as follows:

Six months ended March 31, 2011
Fixed Income Fund	$49,695
Money Market Fund	$72,106

The Timothy Plan High Yield Bond Fund was able to incur recoupment expenses as a result of previous waiver/recoupment agreements.

Timothy Plan Notes to Financial Statements [97]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, and Defensive Strategies Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended March 31, 2011, the Funds paid TPL under the terms of the Plans as follows:

Funds	12b-1 Fees
Six months ended March 31, 2011

Aggressive Growth Fund	$30,848
International Fund	$60,116
Large/Mid Cap Growth Fund	$69,625
Small Cap Value Fund	$91,289
Large/Mid Cap Value Fund	$167,175
Fixed Income Fund	$114,060
High Yield Bond Fund	$34,312
Defensive Strategies Fund	$71,882
Strategic Growth Fund	$40,241
Conservative Growth Fund	$38,732

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 31, 2011, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class B and C capital shares as follows:

Funds	Sales Charges (Class A)	CDSC Fees (Class B)	CDSC Fees (Class C)

Aggressive Growth Fund	$2,610	$–	$89
International Fund	$4,374	$–	$538
Large/Mid Cap Growth Fund	$4,802	$–	$548
Small Cap Value Fund	$4,507	$–	$691
Large/Mid Cap Value Fund	$12,682	$–	$893
Fixed Income Fund	$12,096	$–	$3,252
High Yield Bond Fund	$5,175	$–	$138
Defensive Strategies Fund	$14,554	$–	$432
Strategic Growth Fund	$7,188	$–	$820
Conservative Growth Fund	$12,562	$–	$338

Timothy Plan Notes to Financial Statements [98]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of March 31, 2011, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

Funds	% of Fund	Owned By
Aggressive Growth Fund, Class B	26.31%	LPL Financial Services
Fixed Income Fund, Class B	34.45%	LPL Financial Services

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth Fund, Class A	43.33%
International Fund, Class A	66.09%
Large/Mid Cap Growth Fund, Class A	56.03%
Small Cap Value Fund, Class A	14.92%
Large/Mid Cap Value Fund, Class A	28.51%
Fixed Income Fund, Class A	45.40%
High Yield Bond Fund, Class A	61.93%
Defensive Strategies Fund, Class A	69.52%

Timothy Plan Notes to Financial Statements [99]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Note 6 | Unrealized Appreciation (Depreciation)

At March 31, 2011, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities are as follows:

Funds	Cost	Appreciation	(Depreciation)	Net Appreciation (Depreciation)
Aggressive Growth Fund	$15,029,719	$3,739,532	$(173,868)	$3,565,664
International Fund	$36,716,161	$7,710,502	$(2,022,322)	$5,688,180
Large/Mid Cap Growth Fund	$43,551,485	$7,589,687	$(379,444)	$7,210,243
Small Cap Value Fund	$50,766,251	$8,321,864	$(522,948)	$7,798,916
Large/Mid Cap Value Fund	$83,708,228	$26,937,633	$(1,437,856)	$25,499,777
Fixed Income Fund	$61,807,105	$2,779,861	$(625,332)	$2,154,529
High Yield Bond Fund	$24,274,798	$1,541,226	$(17,025)	$1,524,201
Defensive Strategies Fund	$35,022,895	$4,398,112	$(19,610)	$4,378,502
Money Market Fund	$10,665,271	$-	$-	$-
Strategic Growth Fund	$51,189,585	$3,585,918	$(6,226,116)	$(2,640,198)
Conservative Growth Fund	$47,743,072	$5,425,698	$(5,593,182)	$(167,484)

Note 7 | Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2010 and the fiscal period ended September 30, 2009 were as follows:

	Aggressive Growth	International		Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2010
Ordinary Income	$-	$552,642		$-	$-
Short-term Capital Gains	-	-		-	-
Long-term Capital Gains	-	-		-	-
Return of Capital	-	-		-	-

	$-	$552,642	*	$-	$-

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $69,467 of allowable foreign tax credits which have been passed through to the Fund’s underlying shareholders.

Timothy Plan Notes to Financial Statements [100]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Defensive Strategies
Year ended September 30, 2010
Ordinary Income	$394,793	$1,626,024	$1,381,507	$3,363
Short-term Capital Gains	-	-	-	502,028
Long-term Capital Gains	-	-	-	36,320
Return of Capital	-	-	-	477,490

	$394,793	$1,626,024	$1,381,507	$1,019,201

Period ended September 30, 2009
Ordinary Income	$-	$1,134,412	$1,014,621	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$-	$1,134,412	$1,014,621	$-

	Money Market	Strategic Growth	Conservative Growth
Year ended September 30, 2010
Ordinary Income	$4,652	$-	$607,967
Short-term Capital Gains	5,396	-	-
Long-term Capital Gains	-	-	-
Return of Capital	-	-	-

	$10,048	$-	$607,967

Period ended September 30, 2009
Ordinary Income	$17,430	$-	$-
Short-term Capital Gains	2,313	-	-
Long-term Capital Gains	-	-	-
Return of Capital	-	-	-

	$19,743	$-	$-

There were no distributions by the Aggressive Growth, Large/Mid Cap Growth, Small Cap Value and Strategic Growth Funds during the fiscal year ended September 30, 2010.

Timothy Plan Notes to Financial Statements [101]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

For the six months ended March 31, 2011, the Funds made the following ordinary income distributions:

Fund	Total Distribution Per Share	Total Distribution
International Fund, Class A	$0.0437	$212,571
International Fund, Class C	$0.0280	$6,909
Large/Mid Cap Value Fund, Class A	$0.0379	$261,906
Large/Mid Cap Value Fund, Class B	$0.0015	$81
Large/Mid Cap Value Fund, Class C	$0.0166	$14,121
Fixed Income Fund, Class A	$0.1473	$812,950
Fixed Income Fund, Class B	$0.0895	$1,713
Fixed Income Fund, Class C	$0.1076	$84,355
High Yield Bond Fund, Class A	$0.2699	$691,148
High Yield Bond Fund, Class C	$0.2344	$28,154
Money Market Fund	$0.00038539	$4,989
Strategic Growth Fund, Class A	$0.0074	$41,359
Conservative Growth Fund, Class A	$0.0782	$322,689
Conservative Growth Fund, Class B	$0.0562	$12,991
Conservative Growth Fund, Class C	$0.0624	$57,747
For the six months ended March 31, 2011, the Funds made the following short-term capital gain distributions:
Fund	Total Distribution Per Share	Total Distribution
Defensive Strategies Fund, Class A	$0.0484	$112,375
Defensive Strategies Fund, Class C	$0.0484	$33,422

The Aggressive Growth Fund, Large / Mid Cap Growth Fund and Small Cap Value Fund did not pay any distributions during the six months ended March 31, 2011.

Timothy Plan Notes to Financial Statements [102]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth	International	Large/Mid Cap Growth		Small Cap Value
Undistributed Ordinary Income	$-	$191,289	$-		$-
Capital Loss Carryforward	(6,856,419)	(14,168,126)	(7,180,559	) *	(14,013,130)
Unrealized Appreciation (Depreciation)	2,680,771	2,585,367	3,906,929		3,353,792

	$(4,175,648)	$(11,391,470)	$(3,273,630)		$(10,659,338)

* Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio, the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $358,459 in a

	Large/Mid Cap Value	Fixed Income	High Yield Bond		Defensive Strategies
Undistributed Ordinary Income	$250,652	$36,542	$24		$-
Capital Loss Carryforward	(20,552,911)	(1,698,928)	(2,436,336)		-
Unrealized Appreciation (Depreciation)	9,910,848	4,068,284	1,014,661		2,022,504

	$(10,391,411)	$2,405,898	$(1,421,651)		$2,022,504

	Money Market	Strategic	Conservative Growth
Undistributed Ordinary Income	$8,585	$41,292	$393,362
Capital Loss Carryforward	-	(3,533,886)	(1,762,631)
Unrealized Appreciation (Depreciation)	-	(10,476,816)	(4,581,379)

	$8,585	$(13,969,410)	$(5,950,648)

Timothy Plan Notes to Financial Statements [103]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Note 8 | Capital Loss Carryforwards

At September 30, 2010, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Aggressive Growth Fund	$721,254	2016
	$6,135,166	2017
International Fund	$498,385	2015
	$4,243,183	2016
	$8,833,573	2017
	$592,985	2018
Large/Mid Cap Growth Fund *	$269,745	2016
	$6,910,814	2017
Small Cap Value Fund	$2,451,379	2016
	$11,561,751	2017
Large/Mid Cap Value Fund	$9,111,565	2016
	$11,441,346	2017
Fixed Income Fund	$234,407	2014
	$77,304	2015
	$252,039	2016
	$1,135,178	2017
High Yield Bond Fund	$362,525	2016
	$2,073,811	2017
Strategic Growth Fund	$844,160	2016
	$2,564,555	2017
	$125,171	2018
Conservative Growth Fund	$1,762,631	2017

* Please refer to Note 7 for additional information regarding the availability of capital loss carryforwards within the Timothy Large/ Mid Cap Growth Fund.

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Notes to Financial Statements [104]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2011. The Trust’s Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended September 30, 2010. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve and Money Market Funds.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley Mewhinney & Strauss (“BHW&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve and Money Market Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2011. The Board considered the following

Timothy Plan Notes to Financial Statements [105]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

factors in arriving at its conclusions to renew the BHW&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHW&S in light of the services provided by BHW&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHW&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHW&S. In reaching that determination, the Board relied on reports describing the fees paid to BHW&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHW&S’s services to each Fund, including the investment performance of the Funds under BHW&S’s investment management. The Board generally approved of BHW&S’s performance, noting that the Funds managed by BHW&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHW&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHW&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHW&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHW&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHW&S Sub-Advisory Agreement because BHW&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHW&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHW&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHW&S Sub-Advisory Agreement renewal.

Westwood Holdings Group; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Holdings Group (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2011. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [106]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2011. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2011. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Fund, including the investment performance of the Fund under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Fund managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Fund’s assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Fund to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [107]

Notes to Financial Statements

March 31, 2011 (Unaudited)

Timothy Plan Family of Funds

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2011. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [108]

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Huntington Asset Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Huntington Asset Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Timothy Plan

By
/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/2/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Arthur D. Ally
Arthur D. Ally, President & Treasurer

Date	6/2/2011